PROSPECTUS                                          MONEY MARKET FUNDS
                                        ________________________________________
OCTOBER 1, 1998                                    Cash Investment Fund
                                                Ready Cash Investment Fund
_________________________                          U.S. Government Fund
                                                    Treasury Plus Fund
INSTITUTIONAL FUNDS                                   Treasury Fund
                                               Municipal Money Market Fund


[LOGO]                                              FIXED INCOME FUNDS
                                        ________________________________________
                                                    Stable Income Fund
                                             Limited Term Government Income Fund
                                             Intermediate Government Income Fund
                                                   Diversified Bond Fund
                                                         Income Fund
                                                   Total Return Bond Fund
                                                   Strategic Income Fund

                                                 TAX-FREE FIXED INCOME FUNDS
                                        ________________________________________

                                                 Limited Term Tax-Free Fund
                                                    Tax-Free Income Fund
                                                   Colorado Tax-Free Fund
                                            Minnesota Intermediate Tax-Free Fund
                                                   Minnesota Tax-Free Fund

                                                     BALANCED FUNDS
                                        ________________________________________

                                                  Moderate Balanced Fund
                                                   Growth Balanced Fund
                                              Aggressive Balanced-Equity Fund
 [COVER WITH PEOPLE, PCS AND PRINTOUT]
                                                      EQUITY FUNDS
                                        ________________________________________

                                                       Index Fund
                                                    Index Equity Fund
                                                ValueGrowth SM Stock Fund
                                                 Diversified Equity Fund
                                                   Growth Equity Fund
                                                Large Company Growth Fund
                                               Diversified Small Cap Fund
                                                Small Company Stock Fund
                                              Small Cap Opportunities Fund
                                                Small Company Growth Fund
                                                    International Fund

                                                     PERFORMA FUNDS
                                        ________________________________________

                                             Performa Strategic Value Bond Fund
                                              Performa Disciplined Growth Fund
                                               Performa Small Cap Value Fund
                                                Performa Global Growth Fund



______________________________________________________________________________
|MUTUAL FUNDS ARE NOT INSURED BY THE FDIC,  |                |                 |
|FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT,   |MAY LOSE VALUE  |NO BANK GUARANTEE|
|OR ANY GOVERNMENT AGENCY                   |                |                 |
|___________________________________________|________________|________________ |

PROSPECTUS
                                 OCTOBER 1, 1998

This Prospectus describes the shares of a broad spectrum of mutual funds offered by Norwest Advantage Funds:

* 6 MONEY MARKET FUNDS - Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, and Municipal Money Market Fund.

* 7 FIXED INCOME FUNDS - Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, and Strategic Income Fund.

* 5 TAX-FREE FIXED INCOME FUNDS - Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, and Minnesota Tax-Free Fund.

* 3 BALANCED FUNDS - Moderate Balanced Fund, Growth Balanced Fund, and Aggressive Balanced-Equity Fund.

* 11 EQUITY FUNDS - Index Fund, Income Equity Fund, ValuGrowth (SM) Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund, and International Fund.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

No governmental agency including the U.S. Securities and Exchange Commission, has approved or disapproved these securities or determined whether or not this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
[SAME PICTURE AS COVER]

         OVERVIEW .............................................2

                                                                  [OVERVIEW TAB]


         FINANCIAL HIGHLIGHTS ................................12

                                                      [FINANCIAL HIGHLIGHTS TAB]


         GLOSSARY ............................................26

                                                                  [GLOSSARY TAB]


[INVESTMENT  INVESTMENT OBJECTIVES AND POLICIES ..................27
ICON]
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]


[RISK    RISK CONSIDERATIONS .................................56
ICON]
                                                       [RISK CONSIDERATIONS TAB]


         COMMON POLICIES .....................................58

                                                           [COMMON POLICIES TAB]


         MANAGEMENT OF THE FUNDS .............................60

                                                   [MANAGEMENT OF THE FUNDS TAB]


         HOW TO BUY AND SELL SHARES ..........................73

                                                [HOW TO BUY AND SELL SHARES TAB]


         DISTRIBUTIONS AND TAX MATTERS .......................79

                                             [DISTRIBUTIONS ANT TAX MATTERS TAB]


         OTHER INFORMATION ...................................82

                                                         [OTHER INFORMATION TAB]

2

--------------------------------------------------------------------------------
OVERVIEW     [OVER PRINTOUT]
--------------------------------------------------------------------------------

THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.



THE FUNDS AT A GLANCE

[MONEY MARKET FUNDS ICON]

The MONEY MARKET FUNDS seek high current income consistent with the preservation of capital and the maintenance of liquidity.

                FUND                                 OBJECTIVE                             PRIMARY INVESTMENTS

                CASH INVESTMENT FUND and             High current income,                  High-quality money
                READY CASH INVESTMENT                preservation of capital and           market instruments of U.S. and
                FUND                                 liquidity                             foreign issuers.

                U.S. GOVERNMENT FUND                 High current income,                  Securities issued or
                                                     preservation of capital and           guaranteed by the U.S. Government,
                                                     liquidity                             its agencies, and its
                                                                                           instrumentalities.

                TREASURY PLUS FUND                   High current income,                  Securities issued or
                                                     preservation of capital and           guaranteed by the U.S. Treasury
                                                     liquidity                             and repurchase agreements on those
                                                                                           obligations.

                TREASURY FUND                        High current income,                  Securities issued or
                                                     preservation of capital, and          guaranteed by the U.S. Treasury.
                                                     liquidity

                MUNICIPAL MONEY MARKET               High current tax-exempt               Tax-exempt municipal
                FUND                                 income, preservation of capital,      securities.
                                                     and liquidity

                                                                               3


[FIXED INCOME FUNDS ICON]

          The FIXED INCOME FUNDS generally seek to provide income and preserve capital.
                                                                  [OVERVIEW TAB]

               FUND                                  OBJECTIVE                             PRIMARY INVESTMENTS

               STABLE INCOME FUND              Maintain   safety  of                       Investment grade
                                               principal  while  providing                 short-term   (average maturity
                                               low volatility total return                 2-5 years) securities.


               LIMITED TERM GOVERNMENT         Provide income and safety                   Investment grade
               INCOME FUND                     of principal.                               short-term (average maturity of
                                                                                           1-5 years) U.S. Government
                                                                                           securities.

               INTERMEDIATE GOVERNMENT               Provide income and safety             Investment grade
               INCOME FUND                           of principal.                         intermediate-term (average
                                                                                           maturity of 3-10 years) U.S.
                                                                                           Government securities.

               DIVERSIFIED BOND FUND                 Total return by                       Diversifies investments
                                                     diversifying its                      among 3 different
                                                     investments  among                    fixed income styles.
                                                     different fixed income
                                                     investment styles.


               INCOME FUND                           Total return consistent               Primarily investment grade
                                                     with current income.                  intermediate term (average
                                                                                           maturity of 3-15 years) domestic
                                                                                           and foreign securities.

               TOTAL RETURN BOND FUND                Total return.                         Broad spectrum of primarily
                                                                                           investment grade securities.

               STRATEGIC INCOME FUND                 Combination of current               70%-90% fixed income
                                                     income and capital appreciation.     investments
                                                                                          10%-30% equity investments.

4

[TAX FREE INCOME FUNDS ICON]

     The TAX-FREE FIXED INCOME FUNDS generally seek current income exempt from federal or state income taxes.

                    FUND                               OBJECTIVE                    PRIMARY INVESTMENTS

                  LIMITED TERM TAX-FREE          Current income exempt               Investment grade
                  FUND                           from federal income taxes.          short-term (average maturity of
                                                                                     1-5 years) municipal securities.

                  TAX-FREE INCOME FUND           Current income exempt               Investment grade
                                                 from federal income taxes.          (average maturity of 10-20 years)
                                                                                     municipal securities.

                  COLORADO TAX-FREE FUND          A high-level of current income     Investment grade (average
                                                  exempt from both federal           maturity of 10-20+ years)
                                                  (including the AMT) and            Colorado municipal securities.
                                                  Colorado income taxes
                                                  consistent with the
                                                  preservation of capital.

                  MINNESOTA INTERMEDIATE          A high-level of current income     Investment grade intermediate
                  TAX FREE FUND                   exempt from both federal and       term (average maturity of 5-10
                                                  Minnesota income taxes             years) Minnesota municipal
                                                  (including the AMT)                securities.
                                                  consistent with the
                                                  preservation of capital.

                  MINNESOTA TAX-FREE FUND         A high-level of current income     Investment grade (average
                                                  exempt from both federal and       maturity of 10-20+ years)
                                                  Minnisota income taxes             Minnesota municipal
                                                  (including the AMT)                securities.
                                                  consistent with the
                                                  preservation of capital.

[BALANCED FUNDS ICON]

     The BALANCED FUNDS generally seek a combination of current income and capital appreciation.


                    FUND                                OBJECTIVE                           PRIMARY INVESTMENTS


                    MODERATE BALANCED FUND        Combination of current                  45%-75% fixed income
                                                  income and capital appreciation.        investments
                                                                                          25%-55% equity
                                                                                          investments.

                    GROWTH BALANCED FUND          Combination of current                  15%-55% fixed income
                                                  income and capital appreciation.        investments
                                                                                          45%-85% equity
                                                                                          investments.

                    AGGRESSIVE BALANCED-EQUITY    Combination of current                  0%-40% fixed income
                    FUND                          income and capital appreciation.        investments
                                                                                          60%-100% equity
                                                                                          investments.

                                                                               5


[EQUITY FUNDS ICON]
                                                                  [OVERVIEW TAB]
     The EQUITY FUNDS generally seek growth of capital.



               FUND                          OBJECTIVE                               PRIMARY INVESTMENTS

               INDEX FUND                    Replicate the return                    Common stock of the
                                             of the S&P 500 Composite Stock          500 companies in the S&P 500
                                             Price Index.                            Composite Stock Price Index.

               INCOME EQUITY FUND            Long-term capital                       Common stock of large high
                                             appreciation consistent with            quality domestic companies.
                                             above-average dividend
                                             income.

               VALUEGROWTH STOCK FUND        Long-term capital                       Common stock of medium-and
                                             appreciation.                           large-capitalization
                                                                                     companies that have above
                                                                                     average growth
                                                                                     characteristics and that
                                                                                     appear to be undervalued.

               DIVERSIFIED EQUITY FUND       Long-term capital                       Diversified investments in 5
                                             appreciation while                      different equity investment
                                             moderating annual return                styles.
                                             volatility.

               GROWTH EQUITY FUND            Long-term capital                       Diversified investments in 3
                                             appreciation while                      different equity investment
                                             moderating annual return                styles.
                                             volatility.

               LARGE COMPANY GROWTH          Long-term capital                       Common stock of large
               FUND                          appreciation.                           high-quality domestic
                                                                                     companies with superior
                                                                                     growth potential.

               DIVERSIFIED SMALL CAP         Long-term capital                       Diversified investments in 5
               FUND                          appreciation while                      different small company
                                             moderating annual return                equity investment styles.
                                             volatility.

               SMALL COMPANY STOCK           Long-term capital                       Common stock of small and
               FUND                          appreciation.                           medium sized domestic
                                                                                     companies.

               SMALL CAP OPPORTUNITIES       Long-term capital                       Equity securities of small
               FUND                          appreciation.                           domestic companies.

               SMALL COMPANY GROWTH          Long-term capital                       Common stock of small and
               FUND                          appreciation.                           medium sized domestic
                                                                                     companies.

               INTERNATIONAL FUND            Long-term capital                       Common stock of high-
                                             appreciation.                           quality companies based
                                                                                     outside of the United States.

6


CLASSES OF SHARES

This Prospectus offers certain classes of shares of the Funds. Each class is designed for a different type of investor and may have different fees or investment minimums.

*    All  Money  Market  Funds,   except  Ready  Cash  Investment   Fund,  offer
     Institutional Shares. Institutional Shares are designed for institutional investors.

* Ready Cash Investment Fund and Municipal Money Market Fund offer Investor Shares. Investor Shares are designed for retail investors.

* All Funds, other than Money Market Funds, offer I Shares. I Shares are designed for clients of investment advisers and bank trust departments, trust companies and their affiliates, including broker-dealers if the Fund does not offer other classes of shares.



FUND STRUCTURES

     Some of the Funds invest directly in a portfolio of securities. Other Funds invest in 1 or more other funds identified in this prospectus as Portfolios. Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.


MANAGEMENT OF THE FUNDS

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and all but 3 of the Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. or SCHRODER is the investment adviser for 3 Portfolios: Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio, and International Portfolio. Schroder specializes in providing international investment advice.

     INVESTMENT SUBADVISERS make investment decisions for certain Funds and Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest, Schroder, or a subadviser as an Adviser.

     The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS AND RESTRICTIONS

     Shares may be purchased or redeemed without sales or other charges.

          * I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investment of $100.

          * Institutional Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

     Total Return Bond Fund, Small Company Growth Fund, and Small Cap Opportunities Fund are closed to new investors. Only residents of Colorado may purchase shares of Colorado Tax-Free Fund. Only residents of Minnesota may purchase shares of Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund.

                                                                  [OVERVIEW TAB]

EXCHANGES

If you own Fund shares you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.



DISTRIBUTIONS

     The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income. Each Fund distributes to shareholders its net capital gain, if any, at least annually.


RISK FACTORS

[RISK ICON]

     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

MONEY MARKET FUNDS:

[MONEY MARKET FUNDS ICON]

     If you invest in a Money Market Fund, the income you receive from the Fund will vary with changes in interest rates. In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest or principal on its obligations when due. Some of the Money Market Funds reduce credit risk by investing primarily or exclusively in U.S. Government securities. The Money Market Funds also have the risk that they may not be able to maintain a stable net asset value of $1.00 per share.

8

FIXED INCOME FUNDS AND TAX-FREE FIXED INCOME FUNDS:

[FIXED INCOME FUNDS ICON]
TAX-FREE FUNDS ICON]

     If you invest in a Fixed Income Fund or a Tax-Free Fixed Income Fund, the investment income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

     Some of the Fixed Income Funds invest in mortgage- or other asset-backed securities. For these Funds, a decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of these Funds to rise due to a drop in prepayments. A rise in average maturity increases a Fund's sensitivity to rising interest rates and potential for losses in value.

     The Fixed Income Funds and Tax-Free Fixed Income Funds also are subject to credit risk. Funds that invest primarily in debt securities that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, generally have less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

     Some of the Tax-Free Fixed Income Funds invest primarily in debt securities of the government and municipalities of a single state. Because these Funds limit their investments to a single state, adverse economic developments and other factors affecting that state could have a more significant effect on the Funds' returns. In addition, these Funds may invest in fewer issuers than the other Funds. A decline in the value of a Fund's investment in an issuer could therefore have a more significant effect on the value of the Fund's shares.

BALANCED FUNDS AND STRATEGIC INCOME FUND:

[BALANCED FUNDS ICON]

     These Funds divide their investments between fixed income securities and equity securities in varying proportions, depending on the Fund's investment policies. As a result, an investment in these Funds will be subject both to the risks of fixed income securities and to the risks of equity securities. In addition, the Adviser may vary, within a fixed range, the allocations of the Fund's assets into each type of investment. There is a risk that the allocations selected by the Adviser will not achieve the Fund's objective as effectively as other possible allocations.

EQUITY FUNDS:

[EQUITY FUNDS ICON]

     The Equity Funds are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

     Equity Funds that invest in smaller issuers or foreign issuers are riskier than other Equity Funds. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax, or confiscate investors' assets.
                                                                  [OVERVIEW TAB]
EXPENSES OF INVESTING IN THE FUNDS

     The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. There are no transaction charges for purchasing, redeeming, or exchanging shares. The Funds do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES(1)(5)
(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                                               THE FUNDS                           THE PORTFOLIOS
                                                              Investment                     Investment                      Total
                                                               Advisory        Other          Advisory          Other      Operating
                                                                Fees(2)       Expenses          Fees          Expenses      Expenses


          MONEY MARKET FUNDS
          Cash Investment Fund                                     N/A         0.22%             0.22%          0.04%     0.48%(4)
          Ready Cash Investment Fund (Investor Shares)             N/A         0.42%             0.33%          0.07%     0.82%(4)
          U.S. Government Fund                                   0.14%         0.36%               N/A            N/A     0.50%
          Treasury Plus Fund(3)                                  0.20%         0.30%               N/A            N/A     0.50%
          Treasury Fund                                          0.15%         0.31%               N/A            N/A     0.46%
          Municipal Money Market Fund
               Institutional Shares                              0.32%         0.13%               N/A            N/A     0.45%
               Investor Shares                                   0.32%         0.33%               N/A            N/A     0.65%

          FIXED INCOME FUNDS (I SHARES)
          Stable Income Fund                                       N/A         0.28%             0.30%          0.07%     0.65%
          Limited Term Government Income Fund                    0.33%         0.35%               N/A            N/A     0.68%
          Intermediate Government Income Fund                    0.33%         0.35%               N/A            N/A     0.68%
          Diversified Bond Fund                                  0.00%         0.27%             0.37%          0.06%     0.70%(4)
          Income Fund                                            0.47%         0.28%               N/A            N/A     0.75%
          Total Return Bond Fund                                   N/A         0.19%             0.50%          0.06%     0.75%(4)
          Strategic Income Fund                                  0.09%         0.29%             0.36%          0.06%     0.80%(4)

          TAX-FREE FIXED INCOME FUNDS (I SHARES)
          Limited Term Tax-Free Fund                             0.31%         0.34%               N/A            N/A     0.65%
          Tax-Free Income Fund                                   0.34%         0.26%               N/A            N/A     0.60%
          Colorado Tax-Free Fund                                 0.29%         0.31%               N/A            N/A     0.60%
          Minnesota Intermediate Tax-Free Fund                   0.25%         0.35%               N/A            N/A     0.60%
          Minnesota Tax-Free Fund                                0.23%         0.37%               N/A            N/A     0.60%


10

(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                                                     THE FUNDS                     THE PORTFOLIOS

                                                               Investment                    Investment                      Total
                                                                Advisory       Other          Advisory         Other       Operating
                                                                 Fees(2)      Expenses          Fees          Expenses      Expenses


          BALANCED FUNDS (I SHARES)
          Moderate Balanced Fund                                 0.12%         0.29%             0.41%          0.06%     0.88%(4)
          Growth Balanced Fund                                   0.13%         0.29%             0.45%          0.06%     0.93%(4)
          Aggressive Balanced-Equity Fund                        0.00%         0.47%             0.46%          0.07%     1.00%

          EQUITY FUNDS (I SHARES)
          Index Fund                                               N/A          0.06%            0.15%          0.04%     0.25%
          Income Equity Fund                                       N/A          0.33%            0.50%          0.02%     0.85%
          ValuGrowth Stock Fund                                  0.78%          0.22%              N/A            N/A     1.00%
          Diversified Equity Fund                                0.16%          0.29%            0.49%          0.06%     1.00%(4)
          Growth Equity Fund                                     0.22%          0.26%            0.67%          0.10%     1.25%(4)
          Large Company Growth Fund                                N/A          0.33%            0.65%          0.02%     1.00%
          Diversified Small Cap Fund                             0.00%          0.27%            0.84%          0.09%     1.20%
          Small Company Stock Fund                                 N/A          0.25%            0.90%          0.05%     1.20%(4)
          Small Cap Opportunities Fund                             N/A          0.50%            0.60%          0.15%     1.25%
          Small Company Growth Fund                                N/A          0.32%            0.90%          0.03%     1.25%
          International Fund                                     0.25%          0.56%            0.42%          0.27%     1.50%

(1) Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests.

(2) For Diversified Bond Fund, Strategic Income Fund, each Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund, and International Fund, Funds - Investment Advisory Fees reflect an asset allocation fee, which absent fee waivers, would be 0.25%. Absent fee waivers, The Funds - Investment Advisory Fees for Municipal Money Market Fund Institutional Shares and Investor Shares, Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, would be 0.34%, 0.34%, 0.50%, 0.50%, 0.50%, 0.50%, and 0.50%. Absent fee waivers , The Portfolios - Investment Advisory Fees would be 0.47%.


(3) The expenses, and any fee waivers and reimbursements, for Treasury Plus Fund are estimated.

(4) Norwest and the Fund's Administrator have agreed to waive their fees in order to maintain Cash Investment Fund's total combined operating expenses through May 31, 1999 at 0.48%. Any reduction of those waivers after May 31, 1999 requires approval by the Fund's Board of Trustees. Norwest and the Funds' Administrator have agreed to waive fees and reimburse expenses to maintain Ready Cash Investment Fund's, Total Return Bond Fund's, and Small Company Stock Fund's total operating expenses at or below 0.82%; 0.75%, and 1.20%, respectively. Any reduction of those waivers or reimbursements requires Board review. Norwest and the Funds' Administrator have agreed to waive their fees through May 31, 1999, to ensure that the investment advisory, administrative, and management services fees borne by Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, and Growth Equity Fund do not exceed, in the aggregate, 0.45%, 0.55%, 0.63%, 0.68%, 0.75%, and 1.00%, respectively. Any reduction of those waivers after May 31, 1999 requires Board approval.

(5) Absent expense reimbursements and fee waivers, Funds - Other Expenses and Total Operating Expenses would be: Cash Investment Fund 0.26% and 0.56%, Ready Cash Investment Fund 0.42% and 0.82%, U.S. Government Fund 0.38% and 0.52%, Treasury Plus Fund 0.40% and 0.60%, Treasury Fund 0.39% and 0.54%, Municipal Money Market Fund Institutional Shares 0.25% and 0.59%, and Investor Shares 0.49% and 0.83%, Stable Income Fund 0.38% and 0.81%, Limited Term Government Income Fund 0.56% and 0.89%, Intermediate Government Income Fund 0.39% and 0.72%, Diversified Bond Fund 0.35% and 1.09%, Income Fund 0.42% and 0.92%, Total Return Bond Fund 0.37% and 0.98%, Strategic Income Fund 0.36% and 1.08%, Limited Term Tax-Free Fund 0.53% and 1.03%, Tax-Free Income Fund 0.42% and 0.92%, Colorado Tax-Free Fund 0.51% and 1.01%, Minnesota Intermediate Tax-Free Fund 0.47% and 0.72%, Minnesota Tax-Free Fund 0.54% and 1.04%, Moderate Balanced Fund 0.33% and 1.11%, Growth Balanced Fund 0.33% and 1.15%, Aggressive Balanced-Equity Fund 1.51% and 2.35%, Index Fund 0.33% and 0.57%, Income Equity Fund 0.34% and 0.91%, ValuGrowth Stock Fund 0.42% and 1.20%, Diversified Equity Fund 0.32% and 1.17%, Growth Equity Fund 0.33% and 1.41%, Large Company Growth Fund 0.35% and 1.08%, Diversified Small Cap Fund 1.47% and 2.70%, Small Company Stock Fund 0.36% and 1.37%, Small Cap Opportunities Fund 0.63% and 1.38%, Small Company Growth Fund 0.33% and 1.31%, and International Fund 0.63% and 1.66%. Absent expense reimbursements and fee waivers, The Portfolios -- Other Expenses would be: Cash Investment Fund 0.07%, Stable Income Fund 0.13%, Diversified Bond Fund 0.12%, Total Return Bond Fund 0.11%, Strategic Income Fund
          0.11%, Moderate Balanced Fund 0.12%, Growth Balanced Fund 0.12%, Aggressive Balanced-Equity Fund 0.12%, Index Fund 0.09%, Income Equity Fund 0.07%, Diversified Equity Fund 0.11%, Growth Equity Fund 0.15%, Large Company Growth Fund 0.08%, Diversified Small Cap Fund 0.15%, Small Company Stock Fund 0.11%, Small Cap Opportunities Fund 0.15%, Small Company Growth Fund 0.08%, and International Fund 0.31%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

                                                                  [OVERVIEW TAB]
EXAMPLE

         The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses table, a 5% annual return, and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                                        1 year     3 years     5 years    10 years
                                                                        ------     -------     -------    --------

MONEY MARKET FUNDS
  Cash Investment Fund                                                      $5        $15         $27         $60
  Ready Cash Investment Fund (Investor Shares)                               8         26          46         101
  U.S. Government Fund                                                       5         16          28          63
  Treasury Plus Fund                                                         5         16          28          63
  Treasury Fund                                                              5         15          26          58
  Municipal Money Market Fund
     Institutional Shares                                                    5         14          25          57
     Investor Shares                                                         7         21          36          81

FIXED INCOME FUNDS (I SHARES)
  Stable Income Fund                                                         7         21          36          81
  Limited Term Government Income Fund                                        7         22          38          85
  Intermediate Government Income Fund                                        7         22          38          85
  Diversified Bond Fund                                                      7         22          39          87
  Income Fund                                                                8         24          42          93
  Total Return Bond Fund                                                     8         24          42          93
  Strategic Income Fund                                                      8         26          44          99

TAX-FREE FIXED INCOME FUNDS (I SHARES)

  Limited Term Tax-Free Fund                                                 7         21          36          81
  Tax-Free Income Fund                                                       6         19          33          75
  Colorado Tax-Free Fund                                                     6         19          33          75
  Minnesota Intermediate Tax-Free Fund                                       6         19          33          75
  Minnesota Tax-Free Fund                                                    6         19          33          75

BALANCED FUNDS (I SHARES)
  Moderate Balanced Fund                                                  9          28          49          108
  Growth Balanced Fund                                                    9          30          51          114
  Aggressive Balanced-Equity Fund                                         10         32          55          122

EQUITY FUNDS (I SHARES)

  Index Fund                                                              3           8          14           32
  Income Equity Fund                                                      9          27          47          105
  ValuGrowth Stock Fund                                                   10         32          55          122
  Diversified Equity Fund                                                 10         32          55          122
  Growth Equity Fund                                                      13         40          69          151
  Large Company Growth Fund                                               10         32          55          122
  Diversified Small Cap Fund                                              12         38          66          145
  Small Company Stock Fund                                                12         38          66          145
  Small Cap Opportunities Fund                                            13         40          69          151
  Small Company Growth Fund                                               13         40          69          151
  International Fund                                                      15         47          82          179


12

FINANCIAL HIGHLIGHTS

[SPREADSHEETS]

The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998, has been audited by KPMG Peat Marwick LLP, independent auditors, whose reports dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                                            Net Realized

                                                                                and       Distributions   Capital
[MONEY MARKET FUNDS ICON]                   Beginning Net       Net          Unrealized     from Net    Contribution
THE MONEY MARKET FUNDS                       Asset Value     Investment     Gain (Loss)    Investment       From
                                              Per Share        Income      on Investments     Income      Adviser
----------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT FUND
Year Ended May 31, 1998                         $1.00          $0.053           --          ($0.053)        --
Year Ended May 31, 1997                         $1.00          $0.051           --          ($0.051)        --
Year Ended May 31, 1996                         $1.00          $0.054           --          ($0.054)        --
Year Ended May 31, 1995                         $1.00          $0.049           --          ($0.049)        --
Year Ended May 31, 1994                         $1.00          $0.031           --          ($0.031)        --
Year Ended May 31, 1993                         $1.00          $0.033           --          ($0.033)        --
December 1, 1991 to May 31, 1992                $1.00          $0.021           --          ($0.021)        --
Year Ended November 30, 1991                    $1.00          $0.061           --          ($0.061)        --
Year Ended November 30, 1990                    $1.00          $0.079           --          ($0.079)        --
Year Ended November 30, 1989                    $1.00          $0.088           --          ($0.088)        --
Year Ended November 30, 1988                    $1.00          $0.071           --          ($0.071)        --
READY CASH INVESTMENT FUND- INVESTOR SHARES
Year Ended May 31, 1998                         $1.00          $0.050           --          ($0.050)        --
Year Ended May 31, 1997                         $1.00          $0.047           --          ($0.047)        --
Year Ended May 31, 1996                         $1.00          $0.051           --          ($0.051)        --
Year Ended May 31, 1995                         $1.00          $0.045           --          ($0.045)        --
Year Ended May 31, 1994                         $1.00          $0.027           --          ($0.027)        --
Year Ended May 31, 1993                         $1.00          $0.030           --          ($0.030)        --
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --
Year Ended November 30, 1991                    $1.00          $0.058           --          ($0.058)        --
Year Ended November 30, 1990                    $1.00          $0.076           --          ($0.076)        --
Year Ended November 30, 1989                    $1.00          $0.085           --          ($0.085)        --
January 20, 1988(e) to November 30, 1988        $1.00          $0.059           --          ($0.059)        --


                                                      [FINANCIAL HIGHLIGHTS TAB]

         RATIO TO AVERAGE
            NET ASSETS
 ---------------------------------------
   Ending
 Net Asset       Net                                           Net Assets at
  Value Per  Investment      Net          Gross       Total     End of Period
   Share        Income     Expenses    Expenses(a)  Return(b) (000's Omitted)
 -----------------------------------------------------------------------------
   $1.00      5.29%(d)      0.48%(d)      0.57%(d)    5.42%         $4,685,818
   $1.00        5.07%       0.48%         0.49%       5.21%         $2,147,894
   $1.00        5.36%       0.48%         0.49%       5.50%         $1,739,549
   $1.00        4.87%       0.48%         0.50%       4.96%         $1,464,304
   $1.00        3.11%       0.49%         0.49%       3.16%         $1,381,402
   $1.00        3.29%       0.50%         0.51%       3.36%         $1,944,948
   $1.00        4.23%(c)    0.50%(c)      0.56%(c)    4.29%(c)      $1,292,196
   $1.00        6.11%       0.51%         0.54%       6.31%         $1,004,979
   $1.00        7.92%       0.45%         0.57%       8.22%           $747,744
   $1.00        8.81%       0.45%         0.64%       9.22%           $662,698
   $1.00        7.00%       0.43%         0.74%       7.32%           $316,349

   $1.00      4.95%(d)     0.82%(d)     0.82%(d)      5.07%           $789,380
   $1.00        4.75%       0.82%         0.83%       4.87%           $576,011
   $1.00        5.02%       0.82%         0.87%       5.17%           $473,879
   $1.00        4.64%       0.82%         0.91%       4.62%           $268,603
   $1.00        2.70%       0.82%         0.92%       2.74%           $164,138
   $1.00        3.04%       0.82%         0.94%       3.08%           $162,585
   $1.00      4.01%(c)     0.82%(c)     0.93%(c)      4.05%(c)        $176,378
   $1.00        5.81%       0.82%         0.96%       5.98%           $183,775
   $1.00        7.56%       0.82%         0.97%       7.83%           $166,911
   $1.00        8.51%       0.81%         0.99%       8.86%           $144,117
   $1.00      7.11%(c)     0.77%(c)     1.13%(c)    6.97%(c)           $46,736

14

[MONEY MARKET FUNDS ICON]
MONEY MARKET FUNDS - I SHARES (continued)

                                                                           Net Realized
                                                                                and       Distributions   Capital
                                            Beginning Net       Net          Unrealized     from Net    Contribution
                                             Asset Value     Investment     Gain (Loss)    Investment       From
                                              Per Share        Income      on Investments     Income      Adviser

U.S. GOVERNMENT FUND
Year Ended May 31, 1998                         $1.00          $0.051           --          ($0.051)        --
Year Ended May 31, 1997                         $1.00          $0.049           --          ($0.049)        --
Year Ended May 31, 1996                         $1.00          $0.052           --          ($0.052)        --
Year Ended May 31, 1995                         $1.00          $0.047           --          ($0.047)        --
Year Ended May 31, 1994                         $1.00          $0.030           --          ($0.030)        --
Year Ended May 31, 1993                         $1.00          $0.030           --          ($0.030)        --
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --
Year Ended November 30, 1991                    $1.00          $0.058           --          ($0.058)        --
Year Ended November 30, 1990                    $1.00          $0.077           --          ($0.077)        --
Year Ended November 30, 1989                    $1.00          $0.085           --          ($0.085)        --
Year Ended November 30, 1988                    $1.00          $0.069           --          ($0.069)        --
TREASURY FUND
Year Ended May 31, 1998                         $1.00          $0.049           --          ($0.049)        --
Year Ended May 31, 1997                         $1.00          $0.047           --          ($0.047)        --
Year Ended May 31, 1996                         $1.00          $0.050           --          ($0.050)        --
Year Ended May 31, 1995                         $1.00          $0.046           --          ($0.046)        --
Year Ended May 31, 1994                         $1.00          $0.028           --          ($0.028)        --
Year Ended May 31, 1993                         $1.00          $0.029           --          ($0.029)        --
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --
December 3, 1990(e) to November 30, 1991        $1.00          $0.058           --          ($0.058)        --
MUNICIPAL MONEY MARKET FUND
Investor Shares
Year Ended May 31, 1998                         $1.00          $0.031           --          ($0.031)        --
Year Ended May 31, 1997                         $1.00          $0.030           --          ($0.030)        --
Year Ended May 31, 1996                         $1.00          $0.033           --          ($0.033)        --
Year Ended May 31, 1995                         $1.00          $0.031         ($0.004)      ($0.031)       $0.004
Year Ended May 31, 1994                         $1.00          $0.021           --          ($0.021)        --
Year Ended May 31, 1993                         $1.00          $0.021           --          ($0.021)        --
December 1, 1991 to May 31, 1992                $1.00          $0.014           --          ($0.014)        --
Year Ended November 30, 1991                    $1.00          $0.042           --          ($0.042)        --
Year Ended November 30, 1990                    $1.00          $0.053           --          ($0.053)        --
Year Ended November 30, 1989                    $1.00          $0.058           --          ($0.058)        --
January 7, 1988(e)to November 30, 1988          $1.00          $0.042           --          ($0.042)        --
INSTITUTIONAL SHARES
Year Ended May 31, 1998                         $1.00          $0.033           --          ($0.033)        --
Year Ended May 31, 1997                         $1.00          $0.032           --          ($0.032)        --
Year Ended May 31, 1996                         $1.00          $0.035           --          ($0.035)        --
Year Ended May 31, 1995                         $1.00          $0.033         ($0.004)      ($0.033)       $0.004
August 3, 1993(e)to May 31, 1994                $1.00          $0.019           --          ($0.019)        --
-------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers
(c)  Annualized.
(d) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(e) Commencement of operations; Municipal Money Market Fund's initial class became Investor Shares

(f) Total Return for 1995 includes the effect of a capital contribution from Norwest Bank. Without the capital contribution, total return would have been 2.59% for Investor Shares and 2.79% for Institutional Shares.

                                                     [FINANCIAL HIGHTLIGHTS TAB]

      RATIO TO AVERAGE
         NET ASSETS
 ---------------------------------------
    Ending
  Net Asset      Net                                           Net Assets at
   Value Per Investment      Net          Gross       Total     End of Period
    Share       Income     Expenses    Expenses(a)  Return(b) (000's Omitted)
--------------------------------------------------------------------------------

    $1.00        5.08%       0.50%         0.51%       5.20%         $2,260,208
    $1.00        4.91%       0.49%         0.49%       5.04%         $1,912,574
    $1.00        5.13%       0.50%         0.51%       5.27%         $1,649,721
    $1.00        4.68%       0.50%         0.52%       4.81%         $1,159,421
    $1.00        3.02%       0.47%         0.53%       3.07%         $1,091,141
    $1.00        3.00%       0.45%         0.57%       3.06%           $903,274
    $1.00      3.99%(c)     0.45%(c)     0.61%(c)    4.07%(c)          $623,685
    $1.00        5.84%       0.45%         0.60%       6.00%           $469,487
    $1.00
    $1.00       7.66%       0.45%         0.61%       7.94%           $500,794
    $1.00       8.51%       0.45%         0.65%       8.87%           $394,137
                6.87%       0.42%         0.73%       7.13%           $254,104
    $1.00
    $1.00       4.89%       0.46%         0.54%       5.00%         $1,440,515
    $1.00       4.74%       0.46%         0.53%       4.87%         $1,003,697
    $1.00       4.91%       0.46%         0.56%       5.04%           $802,270
    $1.00       4.62%       0.46%         0.57%       4.65%           $661,098
    $1.00       2.81%       0.46%         0.58%       2.83%           $526,483
    $1.00       2.93%       0.47%         0.58%       2.98%           $384,751
    $1.00     4.01%(c)     0.47%(c)     0.59%(c)    4.07%(c)          $374,492
              5.62%(c)     0.31%(c)     0.66%(c)    6.02%(c)          $354,200

    $1.00
    $1.00       3.13%       0.65%         0.83%       3.18%            $44,070
    $1.00       3.01%       0.65%         0.87%       3.08%            $54,616
    $1.00       3.25%       0.65%         0.88%       3.31%            $57,021
    $1.00       3.10%       0.65%         0.93%     3.13%(f)           $47,424
    $1.00       2.03%       0.65%         0.99%       2.09%            $33,554
    $1.00       2.13%       0.65%         0.97%       2.18%            $75,521
    $1.00     2.81%(c)     0.63%(c)     0.96%(c)    2.89%(c)           $82,678
    $1.00       4.10%       0.64%         1.08%       4.26%            $66,327
    $1.00       5.34%       0.64%         1.16%       5.48%            $29,801
    $1.00       5.78%       0.62%         1.15%       5.94%            $18,639
              4.64%(c)     0.60%(c)     1.20%(c)    4.76%(c)            $8,963
    $1.00
    $1.00       3.32%       0.45%         0.59%       3.39%           $977,693
    $1.00       3.21%       0.45%         0.70%       3.28%           $635,655
    $1.00       3.41%       0.45%         0.72%       3.52%           $592,436
    $1.00       3.37%       0.45%         0.74%     3.33%(f)          $278,953
    $1.00       2.33%(c)    0.45%(c)      0.77%(c)  2.34%(c)          $190,356

16

[FIXED INCOME FUNDS ICON]
                                                                       Net Realized
                                                                           and     Distributions Distributions
                                         Beginning Net       Net        Unrealized    from Net      from Net
FIXED INCOME FUNDS - I SHARES             Asset Value    Investment    Gain (Loss)   Investment     Realized
                                           Per Share       Income     on Investments    Income        Gain
------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND
Year Ended May 31, 1998                      $10.24         $0.58         $0.05        ($0.57)        --
Year Ended May 31, 1997                      $10.20         $0.58         $0.04        ($0.58)        --
November 1, 1995 to May 31, 1996             $10.72         $0.28         $0.03        ($0.77)      ($0.06)
November 11, 1994(e) to October 31, 1995     $10.00         $0.50         $0.22          --           --
LIMITED TERM GOVERNMENT INCOME FUND
October 1, 1997(e) to May 31, 1998           $10.00         $0.38        ($0.11)       ($0.38)      ($0.01)
INTERMEDIATE GOVERNMENT INCOME FUND
Year Ended May 31, 1998                      $10.84         $0.71         $0.37        ($0.70)        --
Year Ended May 31, 1997                      $10.89         $0.72        ($0.04)       ($0.73)        --
November 1, 1995 to May 31, 1996             $12.40         $0.40         $0.53        ($1.32)      ($1.12)
November 11, 1994(e) to October 31,          $11.11         $0.93         $0.36          --           --
1995(g)
DIVERSIFIED BOND FUND
Year Ended May 31, 1998                      $25.60         $1.61         $1.51        ($1.66)      ($0.03)
Year Ended May 31, 1997                      $26.03         $1.59         $0.01        ($1.69)      ($0.34)
November 1, 1995 to May 31, 1996             $27.92         $1.07        ($0.99)       ($1.67)      ($0.30)
November 11, 1994(e) to October 31, 1995     $25.08         $1.65         $1.19          --           --
INCOME FUND
Year Ended May 31, 1998                      $9.27          $0.61         $0.51        ($0.61)        --
Year Ended May 31, 1997                      $9.26          $0.62         $0.01        ($0.62)        --
Year Ended May 31, 1996                      $9.62          $0.61        ($0.36)       ($0.61)        --
Year Ended May 31, 1995                      $9.51          $0.65         $0.11        ($0.65)        --
August 2, 1993(e) to May 31, 1994            $10.68         $0.58        ($0.91)       ($0.58)      ($0.26)
TOTAL RETURN BOND FUND
Year Ended May 31, 1998                      $9.41          $0.59         $0.28        ($0.59)      ($0.05)
Year Ended May 31, 1997                      $9.40          $0.60         $0.04        ($0.60)      ($0.03)
Year Ended May 31, 1996                      $9.73          $0.64        ($0.31)       ($0.64)      ($0.02)
Year Ended May 31, 1995                      $9.54          $0.67         $0.19        ($0.67)        --
December 31, 1993(e) to May 31, 1994        $10.00          $0.27        ($0.46)       ($0.27)        --


-------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers.
(c) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(d)  Reflects the activity of the Portfolio(s) in which the Fund invests.
(e)  Commencement of operations.

      RATIO TO AVERAGE
          NET ASSETS
 ---------------------------------------              [FINANCIAL HIGHLIGHTS TAB]
  Ending
 Net Asset      Net                                              Portfolio     Net Assets at
 Value Per  Investment       Net        Gross         Total       Turnover      End of Period
   Share      Income       Expenses   Expenses(a)    Return(b)       Rate      (000's Omitted)
-----------------------------------------------------------------------------------------------

  $10.30     5.69%(c)     0.65%(c)     0.76%(c)       6.28%      37.45%(d)             $144,215
  $10.24       5.73%        0.65%       0.79%         6.24%        41.30%              $111,030
  $10.20     5.74%(f)     0.65%(f)     0.92%(f)       2.97%       109.95%               $83,404
  $10.72     5.91%(f)     0.65%(f)     0.98%(f)       7.20%       115.85%               $48,087

   $9.88    5.78%(f)     0.40%(f)    0.89%(f)         4.42%        99.49%               $66,113

  $11.22       6.35%        0.68%       0.72%        10.19%        96.76%              $400,346
  $10.84       6.57%        0.68%       0.72%         6.36%       183.05%              $371,278
  $10.89     6.71%(f)     0.71%(f)     1.17%(f)       0.60%        74.64%              $399,324
  $12.40     7.79%(f)     0.68%(f)     0.93%(f)      11.58%       240.90%               $50,213


  $27.03     5.98%(c)     0.70%(c)     1.02%(c)      12.39%         N/A(h)             $134,831
  $25.60       6.19%        0.70%       0.77%         6.23%        57.19%              $162,310
  $26.03     6.78%(f)     0.70%(f)     0.77%(f)       0.22%       118.92%              $167,159
  $27.92     5.87%(f)     0.67%(f)     0.82%(f)      11.32%        58.90%              $171,453

   $9.78       6.32%        0.75%       0.95%        12.35%       167.09%              $290,566
   $9.27       6.59%        0.75%       1.02%         6.90%       231.00%              $258,207
   $9.26       6.30%        0.75%       1.06%         2.58%       270.17%              $271,157
   $9.62       7.02%        0.75%       1.06%         8.49%        98.83%              $109,994
   $9.51     6.75%(f)     0.61%(f)     1.09%(f)    (4.04%)(f)      26.67%               $93,665

   $9.64     6.14%(c)     0.75%(c)     0.86%(c)       9.45%      134.56%(d)            $109,084
   $9.41       6.36%        0.75%       1.05%         6.95%        55.07%              $125,437
   $9.40       6.57%        0.75%       1.07%         3.41%        77.49%              $120,767
   $9.73       7.04%        0.71%       1.17%         9.43%        35.19%               $96,199
   $9.54     6.81%(f)     0.46%(f)     2.10%(f)    (4.62%)(f)      37.50%               $11,694

(f)  Annualized.
(g)  Adjusted for a five to one stock split.
(h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Porfolio.
(i) Represents the average commission per share paid to brokers on the purchase and sale of Portfolio securities. Prior to 1996, the data was not reported in mutual fund financial statements.
(j) Prior to October 1, 1997, Strategic Income Fund was named Conservative Balanced Fund.

18

[BOND ICON]

                                                                     Net Realized
                                                                          and     Disbritutions Distributions  Ending
FIXED INCOME FUNDS - I SHARES            Beginning Net     Net        Unrealized     from Net     from Net    Net Asset
(continued)                               Asset Value   Investment    Gain (Loss)    Investment   Realized    Value Per
                                           Per Share      Income     on Investments    Income       Gain        Share
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND(j)
Year Ended May 31, 1998                     $18.47         $0.79        $1.75        ($0.86)      ($0.59)     $19.56
Year Ended May 31, 1997                     $18.12         $0.97        $0.71        ($0.95)      ($0.38)     $18.47
November 1, 1995 to May 31, 1996            $18.21         $0.48        $0.42        ($0.76)      ($0.23)     $18.12
November 11, 1994(e) to
  October 31, 1995                          $16.19         $0.75        $1.27          --           --        $18.21

(see notes prior page)



[TAX-FREE FUNDS ICON]

                                                                     Net Realized
                                                                          and     Disbritutions Distributions
TAX-FREE FIXED                           Beginning Net        Net     Unrealized     from Net    from Net
INCOME FUNDS - I SHARES                   Asset Value   Investment    Gain (Loss)    Investment   Realized
                                           Per Share      Income     on Investments    Income       Gain
---------------------------------------------------------------------------------------------------------------
LIMITED TERM TAX-FREE FUND
Year Ended May 31, 1998                     $10.39         $0.47         $0.21        ($0.47)      ($0.01)
October 1, 1996(c) to May 31, 1997          $10.00         $0.31         $0.39        ($0.31)        --
TAX-FREE INCOME FUND
Year Ended May 31, 1998                     $10.06         $0.53         $0.48        ($0.53)        --
Year Ended May 31, 1997                      $9.78         $0.54         $0.28        ($0.54)        --
Year Ended May 31, 1996                      $9.82         $0.55        ($0.04)       ($0.55)        --
Year Ended May 31, 1995                      $9.60         $0.55         $0.22        ($0.55)        --
August 2, 1993(c) to May 31, 1994           $10.14         $0.47        ($0.47)       ($0.47)      ($0.07)
COLORADO TAX-FREE FUND
Year Ended May 31, 1998                     $10.22         $0.53         $0.47        ($0.53)        --
Year Ended May 31, 1997                      $9.89         $0.54         $0.33        ($0.54)        --
Year Ended May 31, 1996                      $9.90         $0.53        ($0.01)       ($0.53)        --
Year Ended May 31, 1995                      $9.69         $0.48         $0.21        ($0.48)        --
August 23, 1993(c) to May 31, 1994          $10.22         $0.39        ($0.52)       ($0.39)      ($0.01)
MINNESOTA INTERMEDIATE TAX-FREE FUND
October 1, 1997(c) to May 31, 1998          $10.00         $0.33         $0.03        ($0.33)        --
MINNESOTA TAX-FREE FUND
Year Ended May 31, 1998                     $10.57         $0.53         $0.48        ($0.53)        --
Year Ended May 31, 1997                     $10.30         $0.54         $0.27        ($0.54)        --
Year Ended May 31, 1996                     $10.45         $0.56        ($0.15)       ($0.56)        --
Year Ended May 31, 1995                     $10.16         $0.53         $0.29        ($0.53)        --
August 2, 1993(c) to May 31, 1994           $10.74         $0.43        ($0.39)       ($0.43)      ($0.19)
------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers.


       RATIO TO AVERAGE
          NET ASSETS
 ---------------------------------------              [FINANCIAL HIGHLIGHTS TAB]

    Net                                             Portfolio        Average          Net Assets at
Investment   Net          Gross          Total       Turnover       Commission        End of Period
  Income(c Expenses(c)   Expenses(a)(c) Return(b)      Rate          Rate(i)         (000's Omitted)
-----------------------------------------------------------------------------------------------------
  4.47%     0.80%         1.03%         14.13%          N/A(h)         N/A(h)           $235,254
  4.38%     0.81%         0.98%          9.58%         72.03%         $0.0720           $128,777
  4.65%(f)  0.82%(f)      0.97%(f)       5.14%         56.47%         $0.0648           $146,950
            0.82%(f)      1.03%(f)      12.48%         65.53%          N/A              $136,710
  4.67%(f)



                                                      [FINANCIAL HIGHLIGHTS TAB]

        RATIO TO AVERAGE
           NET ASSETS
  -------------------------------------
  Ending
 Net Asset      Net                                          Portfolio    Net Assets at
 Value Per  Investment     Net         Gross       Total      Turnover    End of Period
   Share      Income     Expenses   Expenses(a)  Return(b)      Rate     (000's Omitted)
----------------------------------------------------------------------------------------

  $10.59       4.47%      0.65%        1.03%       6.70%       46.06%            $54,602
  $10.39     4.45%(d)    0.65%(d)    1.27%(d)      6.99%       16.39%            $40,990

  $10.54       5.09%      0.60%        0.92%      10.22%      142.81%           $286,734
  $10.06       5.40%      0.50%        1.03%       8.54%      152.33%           $259,861
   $9.78       5.57%      0.32%        1.06%       5.29%      126.20%           $276,159
   $9.82       5.84%      0.60%        1.05%       8.42%      130.90%            $94,454
   $9.60     5.71%(d)    0.60%(d)    1.10%(d)   (0.21%)(d)    116.54%           $102,084

  $10.69       5.01%      0.60%        1.01%       9.97%       69.87%            $32,342
  $10.22       5.35%      0.45%        1.13%       9.00%      129.26%            $25,917
   $9.89       5.30%      0.30%        1.13%       5.35%      171.41%            $24,074
   $9.90       5.08%      0.30%        1.16%       7.47%       47.88%            $24,539
   $9.69     5.03%(d)    0.11%(d)    1.21%(d)    0.90%(d)      40.92%            $15,153

  $10.03     5.02%(d)    0.60%(d)    0.72%(d)      3.61%       15.13%           $209,685

  $11.05       4.84%      0.60%        1.04%       9.71%       68.27%            $20,736
  $10.57       5.12%      0.60%        1.23%       7.98%       96.68%            $11,135
  $10.30       5.24%      0.51%        1.30%       3.97%       77.10%             $3,988
  $10.45       5.29%      0.48%        1.58%       8.44%      139.33%             $1,799
  $10.16     4.90%(d)    0.61%(d)    1.54%(d)    0.29%(d)      84.23%               $872

(c)  Commencement of operations.
(d)  Annualized.

20


[BALANCED FUNDS ICON]

                                                                          Net Realized
                                                                               and        Dividends  Distributions  Ending
                                          Beginning Net        Net         Unrealized     from Net    from Net    Net Asset
BALANCED FUNDS - I SHARES                  Asset Value     Investment      Gain (Loss)   Investment   Realized    Value Per
                                            Per Share        Income      on Investments     Income      Gain        Share
-------------------------------------------------------------------------------------------------------------------------------
MODERATE BALANCED FUND
Year Ended May 31, 1998                       $21.59          $0.80           $2.72        ($0.86)     ($1.27)      $22.98
Year Ended May 31, 1997                       $20.27          $0.77           $1.60        ($0.76)     ($0.29)      $21.59
November 1, 1995 to May 31, 1996              $19.84          $0.46           $0.89        ($0.66)     ($0.26)      $20.27
November 11, 1994(f) to October 31, 1995      $17.25          $0.65           $1.94          --          --         $19.84
GROWTH BALANCED FUND
Year Ended May 31, 1998                       $24.77          $0.58           $4.52        ($0.60)     ($1.21)      $28.06
Year Ended May 31, 1997                       $22.83          $0.62           $2.86        ($0.63)     ($0.91)      $24.77
November 1, 1995 to May 31, 1996              $21.25          $0.31           $1.95        ($0.51)     ($0.17)      $22.83
November 11, 1994(f) to October 31, 1995      $17.95          $0.47           $2.83          --          --         $21.25
AGGRESSIVE BALANCED-EQUITY FUND
December 2, 1997(f) to May 31, 1998           $10.00          $0.06           $0.99        ($0.01)       --         $11.04
-----------------------------------------------------------------------------------------


(a)  Includes  expenses  allocated  from  the  Portfolios  in   which  the  Fund
     invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total Return would have been lower absent expense reimbursements and/or fee waivers.
(d) Represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data wasnot reported in mutual fund financial statements.
(e)  Annualized.
(f)  Commencement of operations.
(g) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested exclusively in more than one Portfolio.

                                                                              21

                                                      [FINANCIAL HIGHLIGHTS TAB]
     RATIO TO AVERAGE
        NET ASSETS
--------------------------------------

    Net                                             Portfolio    Average      Net Assets at
Investment      Net         Gross        Total      Turnover   Commission     End of Period
 Income(a)  Expenses(a) Expenses(a)(b) Return(c)      Rate      Rate (d)     (000's Omitted)
-------------------------------------------------------------------------------------------
   3.57%       0.88%        1.05%        17.04%      N/A(g)      N/A(g)            $464,384
   3.70%       0.88%        1.04%        12.04%      45.33%      $0.0684           $418,680
 3.95%(e)    0.90%(e)     1.04%(e)       7.03%       52.71%      $0.0658           $398,005
 3.76%(e)    0.92%(e)     1.11%(e)       15.01%      62.08%        N/A             $373,998

   2.38%       0.93%        1.09%        21.40%      N/A(g)      N/A(g)            $665,758
   2.47%       0.94%        1.16%        15.81%      24.33%      $0.0676           $503,382
 2.66%(e)    0.98%(e)     1.16%(e)       10.87%      38.78%      $0.0696           $484,641
 2.63%(e)    0.99%(e)     1.23%(e)       18.38%      41.04%        N/A             $374,892

 1.58%(e)    1.00%(e)     2.29%(e)       10.55%      N/A(g)      N/A(g)              $8,872


22

[EQUITY FUNDS ICON]
                                                                     Net Realized
                                                                         and        Dividends Distributions
                                       Beginning Net      Net         Unrealized     from Net    from Net   Return
EQUITY FUNDS - I SHARES                 Asset Value    Investment    Gain (Loss)    Investment   Realized     of
                                         Per Share   Income (Loss)  on Investments    Income       Gain     Capital
-------------------------------------------------------------------------------------------------------------------
INDEX FUND
Year Ended May 31, 1998                   $39.49         $0.58          $10.74       ($0.65)      ($3.80)     --
Year Ended May 31, 1997                   $31.49         $0.49          $8.50        ($0.48)      ($0.51)     --
November 1, 1995 to May 31, 1996          $27.67         $0.36          $4.08        ($0.43)      ($0.19)     --
November 11, 1994(g) to October 31,       $21.80         $0.45          $5.42          --           --        --
1995
INCOME EQUITY FUND
Year Ended May 31, 1998                   $33.16         $0.52          $8.76        ($0.54)      ($0.72)     --
Year Ended May 31, 1997                   $27.56         $0.56          $5.55        ($0.51)        --        --
November 1, 1995 to May 31, 1996          $24.02         $0.29          $4.02        ($0.69)      ($0.08)     --
November 11, 1994(g) to October 31,       $18.90         $0.46          $4.66          --           --        --
1995
VALUGROWTH STOCK FUND
Year Ended May 31, 1998                   $25.03         $0.06          $4.76        ($0.16)      ($3.54)     --
Year Ended May 31, 1997                   $22.61         $0.16          $4.80        ($0.13)      ($2.41)     --
Year Ended May 31, 1996                   $18.80         $0.14          $3.91        ($0.12)      ($0.12)     --
Year Ended May 31, 1995                   $17.16         $0.18          $1.64        ($0.18)        --        --
August 2, 1993(g) to May 31, 1994         $16.91         $0.13          $0.46        ($0.12)      ($0.22)     --
DIVERSIFIED EQUITY FUND
Year Ended May 31, 1998                   $36.50         $0.22          $8.94        ($0.27)      ($2.33)     --
Year Ended May 31, 1997                   $30.55         $0.25          $6.05        ($0.16)      ($0.19)     --
November 1, 1995 to May 31, 1996          $27.53         $0.16          $4.25        ($0.42)      ($0.97)     --
November 11, 1994(g) to October 31,       $22.21         $0.22          $5.10          --           --        --
1995
GROWTH EQUITY FUND
Year Ended May 31, 1998                   $32.48        ($0.04)         $6.86        ($0.04)      ($3.54)     --
Year Ended May 31, 1997                   $29.08        ($0.02)         $4.05        ($0.04)      ($0.59)     --
November 1, 1995 to May 31, 1996          $26.97          --            $4.09        ($0.12)      ($1.86)     --
November 11, 1994(g) to October 31,       $22.28        ($0.02)         $4.71          --           --        --
1995


                                                      [FINANCIAL HIGHLIGHTS TAB]
      RATIO TO AVERAGE
          NET ASSETS
 --------------------------------------
   Ending
  Net Asset       Net                                            Portfolio     Average    Net Assets at
  Value Per    Investment      Net         Gross       Total      Turnover   Commission   End of Period
    Share        Income      Expenses   Expenses(a)  Return(b)      Rate      Rate (c)   (000's Omitted)
--------------------------------------------------------------------------------------------------------

   $46.36       1.53%(d)     0.25%(d)    0.58%(d)     30.32%      6.68%(e)    0.0339(e)         $784,205
   $39.49        2.10%        0.25%        0.56%      29.02%       24.17%      $0.0417          $513,134
   $31.49       2.25%(f)     0.31%(f)    0.57%(f)     16.27%       9.12%       $0.0517          $249,644
   $27.67       2.12%(f)     0.50%(f)    0.64%(f)     26.93%       14.48%        N/A            $186,197


   $41.18       1.43%(d)     0.85%(d)    0.86%(d)     28.61%      3.46%(e)      0.0585(e)     $1,214,385
   $33.16        1.97%        0.85%        0.90%      22.40%       4.76%       $0.0792          $425,197
   $27.56       2.72%(f)     0.86%(f)    1.13%(f)     18.14%       0.69%       $0.0942          $230,831
   $24.02       2.51%(f)     0.85%(f)    1.12%(f)     27.09%       7.03%         N/A             $49,000


   $26.15        0.53%        1.00%        1.20%      21.18%       74.25%      $0.0588          $609,056
   $25.03        0.67%        1.01%        1.33%      23.30%       75.50%      $0.0781          $180,204
   $22.61        0.62%        1.20%        1.32%      21.72%      105.43%      $0.0603          $156,553
   $18.80        1.02%        1.20%        1.33%      10.67%       63.82%        N/A            $136,589
   $17.16       0.92%(f)     1.20%(f)    1.39%(f)    2.99%(f)      86.07%        N/A            $113,061

   $43.06       0.60%(d)     1.00%(d)    1.13%(d)     26.12%       N/A(h)      N/A(h)         $1,520,343
   $36.50       0.79%(d)     1.02%(d)    1.31%(d)     20.76%       48.08%      $0.0626        $1,212,565
   $30.55     1.00%(d)(f)  1.06%(d)(f)  1.30%(d)(f)   16.38%       5.76%       $0.0671          $907,223
   $27.53     1.01%(d)(f)  1.09%(d)(f)  1.37%(d)(f)   23.95%       10.33%        N/A            $711,111


   $35.72     (0.11%)(d)     1.25%(d)    1.35%(d)     22.52%       N/A(h)      N/A(h)         $1,033,251
   $32.48      (0.09%)(d)    1.30%(d)    1.84%(d)     14.11%       9.06%       $0.0565          $895,420
   $29.08     0.01%(d)(f)  1.35%(d)(f)  1.85%(d)(f)   15.83%       7.39%       $0.0617          $735,728
   $26.97     (0.11%)(d)(f)1.38%(d)(f)  1.92%(d)(f)   21.10%       8.90%         N/A            $564,004


24

[EQUITY FUNDS ICON]

EQUITY FUNDS - I SHARES (continued)

                                                                     Net Realized
                                                                         and        Dividends Distributions
                                       Beginning Net      Net         Unrealized     from Net    from Net   Return
                                        Asset Value    Investment    Gain (Loss)    Investment   Realized     of
                                         Per Share   Income (Loss)  on Investments    Income       Gain     Capital
----------------------------------------------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
Year Ended May 31, 1998                   $32.63        ($0.11)         $10.20         --         ($2.78)     --
Year Ended May 31, 1997                   $26.97        ($0.03)         $5.91          --         ($0.22)     --
November 1, 1995 to May 31, 1996          $23.59        ($0.04)         $3.64          --         ($0.22)     --
November 11, 1994(g) to October 31,       $18.50        ($0.05)         $5.14          --           --        --
1995
DIVERSIFIED SMALL CAP FUND
December 31, 1997(g) to May 31, 1998      $10.00          --            $0.52          --           --        --
SMALL COMPANY STOCK FUND
Year Ended May 31, 1998                   $13.88        ($0.09)         $1.11          --         ($2.90)   ($0.07)
Year Ended May 31, 1997                   $13.96        ($0.04)         $0.87          --         ($0.91)     --
Year Ended May 31, 1996                   $10.59         $0.01          $3.93        ($0.03)      ($0.54)     --
Year Ended May 31, 1995                    $9.80         $0.12          $0.87        ($0.12)      ($0.08)     --
December 31, 1993(g) to May 31, 1994      $10.00         $0.08         ($0.20)       ($0.08)        --        --
SMALL CAP OPPORTUNITIES FUND
Year Ended May 31, 1998                   $19.84        ($0.06)         $4.36          --         ($0.53)     --
August 15, 1996 to(g) May 31, 1997        $16.26        ($0.01)         $3.60          --         ($0.01)     --
SMALL COMPANY GROWTH FUND
Year Ended May 31, 1998                   $31.08        ($0.23)         $6.88          --         ($4.04)     --
Year Ended May 31, 1997                   $33.00        ($0.18)         $1.83          --         ($3.57)     --
November 1, 1995 to May 31, 1996          $29.99        ($0.07)         $5.94          --         ($2.86)     --
November 11, 1994(g) to October 31,       $21.88        ($0.11)         $8.22          --           --        --
1995
INTERNATIONAL FUND
Year Ended May 31, 1998                   $21.67         $0.09          $2.29        ($0.20)        --        --
Year Ended May 31, 1997                   $19.84         $0.09          $1.94        ($0.20)        --        --
November 1, 1995 to May 31, 1996          $17.99         $0.14          $2.04        ($0.33)        --        --
November 11, 1994(g) to October 31,       $17.28         $0.09          $0.62          --           --        --
1995
-----------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers and expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers.
(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(d) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(e)  Reflects the activity of the Portfolio(s) in which the Fund invests.

                                                      [FINANCIAL HIGHLIGHTS TAB]
     RATIO TO AVERAGE
          NET ASSETS
 --------------------------------------
  Ending
 Net Asset     Net                                            Portfolio     Average    Net Assets at
 Value Per  Investment      Net         Gross       Total      Turnover   Commission   End of Period
   Share      Income      Expenses   Expenses(a)  Return(b)      Rate      Rate (c)   (000's Omitted)
-----------------------------------------------------------------------------------------------------

$39.94      (0.36%)(d)    1.00%(d     1.03%(d)     32.29        13.03%(e)   $0.0552(e)       $232,499
$32.63      (0.18%)       0.99%       1.09%        21.93%       24.37%      $0.0564          $131,768
$26.97      (0.30%)(f)    1.00%(f)    1.13%(f)     15.40%       16.93%      $0.0616           $82,114
$23.59      (0.23%)(f)    1.00%(f)    1.20%(f)     27.51%       31.60%        N/A             $63,567


$10.52     (0.25%)(d)(f)1.21%(d)(f)  2.65%(d)(f)    5.20%       N/A(h)      N/A(h)            $12,551

$11.93      (0.53%)(d)    1.20%(d)    1.32%(d)      8.12%      166.16%(e)   $0.0616(e)       $112,713
$13.88       (0.38%)       1.19%      1.56%         6.30%      210.19%      $0.0774          $161,995
$13.96        0.05%        1.21%      1.60%        38.30%      134.53%      $0.0555          $125,986
$10.59        1.14%        0.52%      1.82%        10.13%       68.09%        N/A             $54,240

 $9.80        2.03%(f)     0.20%(f)   4.33%(f)     (2.93%)(f)   14.98%        N/A              $9,251

$23.61       (0.40%)(d)    1.25%(d)   1.38%(d)     21.95%       54.98%(e)  $0.0582(e)        $284,828
$19.84       (0.16%)(d)(f) 1.25%(d)(f)1.89%(d)(f)  11.42%       34.45%(e)  $0.0584(e)         $77,174

$33.69      (0.73%)(d)    1.25%(d)    1.26%(d)     22.38%      123.36%(e)   $0.0567(e)       $748,269
$31.08      (0.71%)       1.24%       1.29%         5.65%      124.03%      $0.0565          $447,580
$33.00      (0.41%)(f)    1.25%(f)    1.29%(f)     21.43%       62.06%      $0.0583          $378,546
$29.99      (0.47%)(f)    1.25%(f)    1.35%(f)     37.07%      106.55%        N/A            $278,058


$23.85       0.45%(d)     1.47%(d)    1.50%(d)     11.19%       N/A(h)      N/A(h)           $279,667
$21.67       0.40%(d)     1.43%(d)    1.44%(d)     10.27%     48.23%(e)     $0.0202(e)       $228,552
$19.84       0.60%(d)(f)  1.50%(d)(f) 1.52%(d)(f)  12.31%     14.12%(e)     $0.0325(e)       $143,643
$17.99       0.54%(d)(f)  1.50%(d)(f) 1.66%(d)(f)   4.11%     29.41%(e)       N/A             $91,401


(f)  Annualized.
(g)  Commencement of operations.
(h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.

26

--------------------------------------------------------------------------------
GLOSSARY                [PICTURE OF PCS]
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.


TERM                                DEFINITION
----                                ----------
AMT                                 Alternative minimum tax.

BOARD                               The  Board  of Trustees of Norwest Advantage
                                    Funds.

DOLLAR ROLL                         A   transaction  in  which  a   Fund   sells
                                    fixed  income   securities  and  commits  to
                                    purchase   similar,   but   not   identical,
                                    securities at a later date from the same party.

DURATION A measure of a debt security's average life that reflects the present value of
                                    the   security's   cash   flow.   Prices  of
                                    securities with longer durations generally are more volatile.

FUNDAMENTAL                         Requiring shareholder approval to change.

INVESTMENT GRADE                    Rated  at  the  time  of  purchase  in  1 of
                                    the  4  highest   long-term   or  2  highest
                                    short-term ratings categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

MARKET CAPITALIZATION               The    total    market  value of a company's
                                    outstanding common stock.

MUNICIPAL SECURITY                  A debt security issued  by or  on  behalf of
                                    the  states,   territories,  or  possessions
                                    of  the  United  States,   the  District  of
                                    Columbia     and     their     subdivisions,
                                    authorities,      instrumentalities,     and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

NRSRO A nationally recognized statistical rating organization, such as S&P, that rates fixed-income securities and preferred stock by relative credit risk. NRSROs also rate money market mutual funds.

NON-INVESTMENT GRADE                Neither rated  at the  time of purchase in 1
                                    of the 4 highest long-term or 2 highest short-term ratings categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

RELATED ISSUERS                     Issuers   of   Municipal   Securities   that
                                    economic,     business,     or     political
                                    developments   affect   in   similar   ways.

RUSSELL 1000(R) INDEX               An index of large- and medium-capitalization
                                    companies.

RUSSELL 2000(R) INDEX               An   index   of    smaller    capitalization
                                    companies with a broader base of companies than the S&P 600 Small Cap Index.


S&P                                 Standard & Poor's Corporation.

S&P 500 INDEX                       Standard   &  Poor's  500  Composite   Stock
                                    Price   Index,    an    index    of    large
                                    capitalization companies.

S&P 600 SMALL CAP INDEX             Standard  &  Poor's Small  Cap 600 Composite
                                    Stock  Price  Index,   an  index   of  small
                                    capitalization companies.

SAI                                 Statement of Additional Information.

SEC                                 The U.S. Securities and Exchange Commission.

STRIPS Separately traded principal or interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities program.


U.S. GOVERNMENT SECURITY            A  security  issued  or   guaranteed   as to
                                    principal    and   interest  by   the   U.S.
                                    Government,   its   agencies,     or     its
                                    instrumentalities.

U.S. TREASURY SECURITY              A  security issued or guaranteed by the U.S.
                                    Treasury.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES [SPREADSHEET]
--------------------------------------------------------------------------------

     This section discusses the investment objectives and policies of the Funds and the Portfolios. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The Risk Considerations section discusses these risks.

[MONEY MARKET FUNDS ICON]
MONEY MARKET FUNDS
                                                                  [GLOSSARY TAB]
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Money Market Funds' investments are made under the requirements of an SEC rule governing the investments that money market funds may make. Each Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Funds may invest in securities with fixed, variable, or floating rates of interest.

     High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. Each Fund, other than Municipal Money Market Fund, invests at least 95% of its total assets in securities in the highest rating category.

CASH INVESTMENT FUND and READY CASH INVESTMENT FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVES. Each Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

          CASH INVESTMENT FUND invests equally in 2 Portfolios - Money Market Portfolio and Prime Money Market Portfolio. Cash Investment Fund, Money Market Portfolio, and Prime Money Market Portfolio generally have the same investment objective and investment policies. Because Prime Money Market Portfolio seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO, it is more limited in the type and amount of securities it may purchase.

          READY CASH INVESTMENT FUND invests its assets in Prime Money Market Portfolio. The Fund seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO.

     INVESTMENT POLICIES. The Funds invest in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities, and corporate debt securities.

     The Funds may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

28

     Each Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. Neither Fund may invest more than 25% of its total assets in any other single industry.

[RISK ICON]
           Credit Risk              Interest Rate Risk              Foreign risk


U.S. GOVERNMENT FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. The Fund invests primarily in U.S. Government Securities and repurchase agreements for U.S. Government Securities. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. The Fund also may invest in zero coupon securities.


[RISK ICON]
           Credit Risk                         Interest Rate Risk

TREASURY PLUS FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. Under normal circumstances, the Fund invests at least 80% of its total assets in U.S. Treasury Securities and in repurchase agreements for U.S. Treasury Securities. The Fund also may invest in U.S. Government Securities and in repurchase agreements for U.S. Government Securities. The Fund may invest in zero coupon securities.


[RISK ICON]
           Credit Risk                         Interest Rate Risk

TREASURY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. The Fund invests solely in U.S. Treasury Securities, including zero-coupon securities.


[RISK ICON]
           Credit Risk                         Interest Rate Risk

MUNICIPAL MONEY MARKET FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     INVESTMENT POLICIES. The Fund expects to invest 100% of its assets in Municipal Securities, including short-term municipal bonds and municipal notes, and leases. These investments may have fixed, variable, or floating rates of interest and may be zero-coupon securities. As part of its objective, the Fund normally will invest at least 80% of its total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. The Fund may invest up to 20% of its total assets in securities that pay interest income subject to federal income tax.

     The Fund may invest more than 25% but, under normal circumstances, will not invest more than 35% of its assets in issuers located in a single state. The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests in these types of bonds issued by banks.


[RISK ICON]
   Credit Risk          Interest Rate Risk         Geographic Concentration Risk

FIXED INCOME FUNDS

STABLE INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to maintain safety of principal while providing low volatility total return.

     INVESTMENT POLICIES. The Fund invests primarily in short-term Investment Grade securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

30

     The Fund normally limits its investments in:

     *    mortgage-backed securities to not more than 65% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets;

     * mortgage-backed securities that are not U.S. Government Securities to not more than 25% of its total assets; and

     *    U.S. Government Securities to not more than 50% of its total assets.

     The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

     The Fund only purchases Investment Grade securities. The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
          Credit Risk                Foreign Risk             Interest Rate Risk
          Leverage Risk              Market Risk              Prepayment Risk

     LIMITED TERM GOVERNMENT INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE.  The Fund's investment objective is to provide income
     and  safety  of  principal  by  investing   primarily  in  U.S.  Government
     Securities.

     INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. The Fund normally invests at least 65% of its total assets in U.S. Government Securities and may invest up to 35% of its total assets in other fixed income securities. The Fund emphasizes the use of short maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

     The Fund limits its investments in:

     *    mortgage-backed securities to not more than 50% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets; and

     * zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

     In addition, the Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may enter into short sales.

     The Fund will only purchase securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

     The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to ten years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between 1 and 5 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

[RISK ICON]
               Credit Risk             Interest Rate Risk         Leverage Risk
               Market Risk             Prepayment Risk

     INTERMEDIATE GOVERNMENT INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE.  The Fund's investment objective is to provide income
     and  safety  of  principal  by  investing   primarily  in  U.S.  Government
     Securities.

     INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

     The Fund limits its investments in:

     *    mortgage-backed securities to not more than 50% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets; and

     * zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

     As part of its mortgage-backed securities investments, the Fund may enter into Dollar Rolls. The Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may enter into short sales.

     The Fund will purchase only securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

32


     The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Fund's portfolio securities will have an average dollar-weighted maturity of between 3 and 10 years and a duration of between 70% and 130% of the Duration of a 5 year Treasury Note.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
               Credit Risk            Interest Rate Risk           Leverage Risk
               Market Risk            Prepayment Risk


DIVERSIFIED BOND FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return by diversifying its investments among different fixed income investment styles.

     INVESTMENT POLICIES. The Fund uses a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines the different fixed income investment styles of 3 Portfolios - Managed Fixed Income style, Strategic Value Bond style, and Positive Return style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

0                                                                                  current            range of
                                                                                allocation          investment
                                                                                -----------         -----------
           Managed Fixed Income Portfolio                                          50.0%             45% - 55%
           Strategic Value Bond Portfolio                                          16.7%           11.7% - 21.7%
           Positive Return Portfolio                                               33.3%           28.3% - 38.3%
        --------------------------------------------------------------------------------------------------------
           TOTAL FUND ASSETS                                                       100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

[RISK ICON]
       Credit Risk                Foreign Risk                Interest Rate Risk
       Leverage Risk              Market Risk                 Prepayment Risk

INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return consistent with current income.

     INVESTMENT POLICIES. The Fund invests in a diversified portfolio of fixed and variable rate fixed income securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issuers, including U.S. Government Securities, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques. The Adviser combines these techniques with fundamental economic, credit, and market analysis while at the same time controlling total return volatility by targeting the Fund's Duration within a narrow band around the Duration of the Lipper Corporate A-Rated Debt Average.

     The Fund normally invests at least 30% of its total assets in U.S. Government Securities. The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Fund may invest up to 70% of its total assets in corporate securities, such as bonds, debentures and notes, and fixed income securities that can be converted into or exchanged for common stocks. The Fund also may invest in zero coupon securities and enter into Dollar Rolls.

     The Fund may invest in debt securities registered and sold in the United States by foreign issuers and debt securities sold outside the United States by foreign or U.S. issuers. The Fund restricts its purchases of debt securities to those denominated and payable in U. S. dollars.

     Normally, the Fund will invest at least 80% of its total assets in Investment Grade securities. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

     The Fund invests primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years. The Fund's portfolio of securities will normally have a Duration of between 70% and 130% of the Duration of the Lipper Corporate A-Rated Debt Average.


[RISK ICON]
       Credit Risk                  Foreign Risk              Interest Rate Risk
       Leverage Risk                Market  Risk                 Prepayment Risk

34

TOTAL RETURN BOND FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total return.

     INVESTMENT POLICIES. The Fund invests in a broad range of fixed-income instruments in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

     The  Adviser  focuses  on  relative  value as  opposed  to  predicting  the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

The Fund particularly seeks strategic diversification. The Fund will not invest more than:

     *    75% of its total assets in corporate bonds;

     *    65% of its total assets in mortgage-backed securities;

     *    50% of its total assets in asset-backed securities; or

     *    25% of its total assets in a single industry of the corporate market.

     The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

     The Fund will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.

     The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
      Credit Risk           Interest Rate Risk                 Leverage Risk
      Market Risk           Prepayment Risk

     STRATEGIC INCOME FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

     INVESTMENT POLICIES. The Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The Fund emphasizes safety of principal. The Fund currently invests in 16 Portfolios.

     The Fund invests the fixed income portion of its portfolio in: the same 3 Portfolios as Diversified Bond Fund; in Stable Income Portfolio; and Money Market Portfolio. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund's investments. The equity portion of the Fund's portfolio uses the 5 different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

                                                                                         CURRENT             RANGE
               INVESTMENT STYLE                                                         ALLOCATION       OF INVESTMENT
               ----------------                                                         ----------       -------------
               DIVERSIFIED BOND FUND STYLE                                      55%                         45% - 65%

                       POSITIVE RETURN BOND PORTFOLIO                                                       15% - 21.7%
                                                                                        18.3%
                       STRATEGIC VALUE BOND PORTFOLIO                                                      7.5% - 10.8%
                                                                                         9.2%
                       MANAGED FIXED INCOME PORTFOLIO                                                     22.5% - 32.5%
                                                                                        27.5%
               STABLE INCOME PORTFOLIO                                          15%                               15%

               MONEY MARKET PORTFOLIO                                           10%                               10%

               DIVERSIFIED EQUITY FUND STYLE                                    20%                         10% - 30%

                       INDEX PORTFOLIO                                                                           2.5% - 7.5%
                                                                                           5%
                       INCOME EQUITY PORTFOLIO                                                                   2.5% - 7.5%
                                                                                           5%
                       LARGE COMPANY STYLE                                                                       2.5% - 7.5%
                                                                                           5%
                            LARGE COMPANY GROWTH PORTFOLIO                                                       2% - 6%
                                                                                                    4%
                            DISCIPLINED GROWTH PORTFOLIO                                                         0.5% - 1.5%
                                                                                                    1%
                       DIVERSIFIED SMALL CAP STYLE                                                               1% - 3%
                                                                                         2.0%
                            SMALL CAP INDEX PORTFOLIO                                                            0.2% - 0.6%
                                                                                                  0.4%
                            SMALL COMPANY GROWTH PORTFOLIO                                                       0.2% -  0.7%
                                                                                                  0.5%
                            SMALL COMPANY VALUE PORTFOLIO                                                        0.2% - 0.7%
                                                                                                  0.5%
                            SMALL COMPANY STOCK PORTFOLIO                                                        0.25%  - 0.5%
                                                                                                  0.3%
                            SMALL CAP VALUE PORTFOLIO                                                            0.2% - 0.5%
                                                                                                  0.3%
                       INTERNATIONAL STYLE                                                                       1.5% - 4.5%
                                                                                         3.0%
                            INTERNATIONAL PORTFOLIO                                                              1.2% -  4.5%
                                                                                                  2.9%
                            SCHRODER EM CORE PORTFOLIO                                                           0% - 0.9%
                                                                                                  0.2%
            -------------------------------------------------------------------------------------------------------------
               TOTAL FUND ASSETS                                               100%


     The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

36

     As market or other conditions change, the Adviser may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund may also invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.


[RISK ICON]
      Credit Risk                   Interest Rate Risk             Leverage Risk
      Market Risk                   Prepayment Risk


TAX-FREE FIXED INCOME FUNDS

[TAX-FREE INCOME FUNDS ICON]

[INVESTMENT ICON]

     Each Tax-Free Fixed Income Fund invests at least 80% of its total assets in Municipal Securities paying interest that is exempt from federal income tax. In order to respond to business and financial conditions, each Fund may invest up to 20% of its total assets in securities paying taxable interest income or securities paying interest income that may be a preference item for purposes of the federal AMT. In addition, each Fund may hold a portion of its assets in cash and cash-equivalent securities pending investment in Municipal Securities, to meet requests for redemptions or to assume a temporary defensive position.

LIMITED TERM TAX-FREE FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to produce current income exempt from federal income taxes.

     INVESTMENT POLICIES. The Fund normally invests substantially all its assets in Investment Grade Municipal Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from federal income taxes. The Fund invests primarily in securities that do not pay interest that is treated as a preference item for individuals for purposes of the federal AMT.

     The average dollar-weighted maturity of the Fund's assets normally will be between 1 and 5 years, but will vary depending on anticipated market conditions. The Fund emphasizes investment in Municipal Securities with interest income rather than maintaining stability of the Fund's net asset value.

     The Fund normally will not invest more than 25% of its total assets in securities of issuers located in the same state or in Related Issuers.


[RISK ICON]
       Credit Risk                Interest Rate Risk                 Market Risk
       Prepayment Risk

TAX-FREE INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to produce current income exempt from federal income taxes.

     INVESTMENT POLICIES. The Fund invests primarily in a portfolio of Investment Grade Municipal Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from federal income taxes, including the federal AMT.

     The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but will vary depending on market conditions. In general, the longer the maturity of a Municipal Security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. The Fund emphasizes investments in Municipal Securities with interest income rather than stability of the Fund's net asset value.

     Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in securities of Related Issuers.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
[RISK ICON]
     Credit Risk                   Interest Rate Risk                Market Risk
     Prepayment Risk


     COLORADO TAX-FREE FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal (including the AMT) and Colorado state income taxes consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

     INVESTMENT POLICIES. The Fund normally invests substantially all its assets in Investment Grade Municipal Securities issued by (1) the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Colorado Municipal Securities"). As a Fundamental policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from both federal and Colorado state income taxes (including the AMT). The Fund invests in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Colorado Municipal Securities depend on, among other things, conditions in the Colorado Municipal Securities market and fixed income markets generally, the size of a particular offering, the maturity of the securities and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable effect of the Colorado state tax exemption on Colorado issues.

38

     The Adviser expects that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Fund emphasizes investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value. The Fund also attempts to limit net asset value fluctuations.


[RISK ICON]

     Credit Risk           Diversification Risk    Geographic Concentration Risk
     Interest Rate Risk    Leverage Risk           \Market Risk
     Prepayment Risk


MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. Each Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the AMT) without assuming undue risk. The Funds offer shares only to residents of Minnesota.

     INVESTMENT POLICIES. The Funds normally invest substantially all (and always at least 75% of) their assets in Investment Grade Municipal Securities issued by (1) the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Minnesota Municipal Securities"). As a Fundamental policy, the Funds will invest at least 80% of their total assets in securities paying interest exempt from both federal and Minnesota state income taxes (including the AMT). The Funds may invest in securities of a comparatively small number of issuers. Neither Fund will invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Minnesota Municipal Securities depend on, among other things, conditions in the Minnesota Municipal Securities market and fixed income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable effect of the Minnesota state tax exemption on Minnesota issues.

     Minnesota Intermediate Tax-Free Fund's average dollar-weighted maturity normally will be between 5 and 10 years, but will vary depending on anticipated market conditions.

     There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. The Adviser expects that the Fund's average dollar-weighted maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Funds emphasize investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value.

     The Funds may invest up to 25% of their total assets in Non-Investment Grade Municipal Securities rated in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.


[RISK ICON]
     Credit Risk         Diversification Risk      Geographic Concentration Risk
     Interest Rate Risk  Leverage Risk             Market Risk
     Prepayment Risk


BALANCED FUNDS

[BALANCED FUNDS ICON]

     Each Balanced Fund invests in a balanced portfolio of fixed income and equity securities. Moderate Balanced Fund has the smallest investment in equity securities and is the most conservative Balanced Fund. Aggressive Balanced-Equity Fund has the largest investment in equity securities and is the most aggressive Balanced Fund.
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The equity portion of each Balanced Fund's portfolio uses the 5 different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of each Balanced Fund's portfolio uses 3 or 4 different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Funds.

     The percentage of a Balanced Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

     As market or other conditions change, the Adviser may attempt to enhance the returns of a Balanced Fund by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.

MODERATE BALANCED FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds, and other fixed income investments.

     INVESTMENT POLICIES. The Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The Fund's portfolio is more evenly balanced between fixed income and equity securities than the other Balanced Funds. The Fund currently invests in 15 Portfolios.

40

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund and in Stable Income Portfolio. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                     CURRENT                    RANGE OF
                INVESTMENT STYLE                                                    ALLOCATION                 INVESTMENT
                ----------------                                                    ----------                 ----------
                 DIVERSIFIED BOND FUND STYLE                                                                   30% - 60%
                                                                             45%
                         POSITIVE RETURN BOND PORTFOLIO                                                        10% - 20%
                                                                                       15%
                         STRATEGIC VALUE BOND PORTFOLIO                                                         5% - 10%
                                                                                      7.5%
                         MANAGED FIXED INCOME PORTFOLIO                                                        15% - 30%
                                                                                     22.5%
                 STABLE INCOME PORTFOLIO                                                                          15%
                                                                             15%
                 DIVERSIFIED EQUITY FUND STYLE                                                                 25% - 55%
                                                                             40%
                         INDEX PORTFOLIO                                                                      6.3% - 13.8%
                                                                                       10%
                         INCOME EQUITY PORTFOLIO                                                              6.3% - 13.8%
                                                                                       10%
                         LARGE COMPANY STYLE                                                                  6.3% - 13.8%
                                                                                       10%
                              LARGE COMPANY GROWTH PORTFOLIO                                                  5.0% - 11.0%
                                                                                                 8%
                              DISCIPLINED GROWTH PORTFOLIO                                                   1.25% - 2.75%
                                                                                                 2%
                         DIVERSIFIED SMALL CAP STYLE                                                          2.5% - 5.5%
                                                                                        4%
                              SMALL CAP INDEX PORTFOLIO                                                       0.5% - 1.1%
                                                                                               0.8%
                              SMALL COMPANY GROWTH PORTFOLIO                                                  0.6% - 1.3%
                                                                                               1.0%
                              SMALL COMPANY VALUE PORTFOLIO                                                   0.6% - 1.3%
                                                                                               1.0%
                              SMALL COMPANY STOCK PORTFOLIO                                                   0.4% - 0.9%
                                                                                               0.6%
                              SMALL CAP VALUE PORTFOLIO                                                       0.4% - 0.9%
                                                                                               0.6%
                         INTERNATIONAL STYLE                                                                  3.8% - 8.3%
                                                                                        6%
                              INTERNATIONAL PORTFOLIO                                                         3.0% - 8.3%
                                                                                               5.7%
                              SCHRODER EM CORE PORTFOLIO                                                       0% - 1.7%
                                                                                               0.3%
              -------------------------------------------------------------------------------------------------------------
                 TOTAL FUND ASSETS
                                                                            100%


[RISK ICON]
   Credit Risk                  Currency Rate Risk                  Foreign Risk
   Interest Rate Risk           Leverage Risk                        Market Risk
   Prepayment Risk


GROWTH BALANCED FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in 14 Portfolios.

40


     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                         CURRENT                   RANGE
                INVESTMENT STYLE                                                        ALLOCATION             OF INVESTMENT
                ----------------                                                        ----------             -------------
                DIVERSIFIED EQUITY FUND STYLE                                                                   45% - 85%
                                                                              65%
                        INDEX PORTFOLIO                                                                         11.3% - 21.3%
                                                                                      16.3%
                        INCOME EQUITY PORTFOLIO                                                                 11.3% - 21.3%
                                                                                      16.3%
                        LARGE COMPANY STYLE                                                                     11.3% - 21.3%
                                                                                      16.3%
                             LARGE COMPANY GROWTH PORTFOLIO                                                      9.0% - 17.0%
                                                                                                13.0%
                             DISCIPLINED GROWTH PORTFOLIO                                                        2.3% - 4.3%
                                                                                                 3.3%
                        DIVERSIFIED SMALL CAP STYLE                                                              4.5% - 8.5%
                                                                                       6.5%
                             SMALL CAP INDEX PORTFOLIO                                                           0.9% - 1.7%
                                                                                                 1.3%
                             SMALL COMPANY GROWTH PORTFOLIO                                                      1.1% - 2%
                                                                                                 1.6%
                             SMALL COMPANY VALUE PORTFOLIO                                                       1.1% - 2%
                                                                                                 1.6%
                             SMALL COMPANY STOCK PORTFOLIO                                                       0.7% - 1.4%
                                                                                                 1.0%
                             SMALL CAP VALUE PORTFOLIO                                                           0.8% - 1.4%
                                                                                                 1.0%
                        INTERNATIONAL STYLE                                                                      6.8% - 12.8%
                                                                                       9.8%
                             INTERNATIONAL PORTFOLIO                                                             5.4% - 12.8%
                                                                                                 9.3%
                             SCHRODER EM CORE PORTFOLIO                                                            0% - 2.6%
                                                                                                 0.5%
                DIVERSIFIED BOND FUND STYLE                                                                       15% - 55%
                                                                              35%
                        MANAGED FIXED INCOME PORTFOLIO                                                           7.5% - 27.5%
                                                                                      17.5%
                        STRATEGIC VALUE BOND PORTFOLIO                                                           2.5% - 9.2%
                                                                                       5.8%
                        POSITIVE RETURN BOND PORTFOLIO                                                             5% - 18.3%
                                                                                      11.7%
             --------------------------------------------------------------------------------------------------------------
                TOTAL FUND ASSETS
                                                                             100%

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

 [RISK ICON]
                     Credit Risk                         Currency Rate Risk                 Foreign Risk
                     Interest Rate Risk                  Reverage Risk                      Market Risk
                     Prepayment Risk                     Small Company Risk


AGGRESSIVE BALANCED-EQUITY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund has the largest equity securities position of the Balanced Funds. The Fund currently invests in 14 Portfolios.

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

42


     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                        CURRENT                    RANGE
                INVESTMENT STYLE                                                       ALLOCATION              OF INVESTMENT
                ----------------                                                       ----------              -------------
                DIVERSIFIED EQUITY FUND STYLE                                                                    60% - 100%
                                                                                80%
                        INDEX PORTFOLIO                                                                           15% - 25%
                                                                                         20%
                        INCOME EQUITY PORTFOLIO                                                                   15% - 25%
                                                                                         20%
                        LARGE COMPANY STYLE                                                                       15% - 25%
                                                                                         20%
                             LARGE COMPANY GROWTH PORTFOLIO                                                       12% - 20%
                                                                                                   16%
                             DISCIPLINED GROWTH PORTFOLIO                                                          3% - 5%
                                                                                                    4%
                        DIVERSIFIED SMALL CAP STYLE                                                               6% - 10%
                                                                                          8%
                             SMALL CAP INDEX PORTFOLIO                                                            1.2% - 2%
                                                                                                  1.6%
                             SMALL COMPANY GROWTH PORTFOLIO                                                      1.4% - 2.4%
                                                                                                  1.9%
                             SMALL COMPANY VALUE PORTFOLIO                                                       1.4% - 2.4%
                                                                                                  1.9%
                             SMALL COMPANY STOCK PORTFOLIO                                                        1% - 1.6%
                                                                                                  1.3%
                             SMALL CAP VALUE PORTFOLIO                                                            1% - 1.6%
                                                                                                  1.3%
                        INTERNATIONAL STYLE                                                                       9% - 15%
                                                                                         12%
                             INTERNATIONAL PORTFOLIO                                                             7.2% - 15%
                                                                                                 11.4%
                             SCHRODER EM CORE PORTFOLIO                                                            0% - 3%
                                                                                                  0.6%
                DIVERSIFIED BOND FUND STYLE                                                                       0% - 40%
                                                                                20%
                        MANAGED FIXED INCOME PORTFOLIO                                                            0% - 20%
                                                                                       10.0%
                        STRATEGIC VALUE BOND PORTFOLIO                                                            0% - 6.7%
                                                                                        3.3%
                        POSITIVE RETURN BOND PORTFOLIO                                                           0% - 13.3%
                                                                                        6.7%
             ----------------------------------------------------------------------------------------------------------------
                TOTAL FUND ASSETS
                                                                               100%

[RISK ICON]
          Credit Risk               Currency Rate Risk              Foreign Risk
          Interest Rate Risk        Leverage Risk                   Market Risk
          Prepayment Risk           Small Company Risk

[EQUITY FUNDS ICON]
EQUITY FUNDS

INDEX FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to replicate the return of the S&P 500 Index.

     INVESTMENT POLICIES. The Fund is designed to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Fund holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Fund only to replicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Fund, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Fund's performance can be expected to approximate but not equal the S&P 500 Index.

     The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by S&P on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Fund. S&P does not warrant that the S&P 500 Index is a good investment, is accurate or complete, or will track general stock market performance.

                                        [INVESTMENT POLICIES AND OBJECTIVES TAB]
[RISK ICON]
           Market Risk                     Index Risk


INCOME EQUITY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation consistent with above-average dividend income.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investments in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Adviser considers large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

     The Fund may invest in preferred stock, convertible securities, and securities of foreign companies. The Fund will not normally invest more than 10% of its total assets in the securities of a single issuer.

[RISK ICON]
     Currency Risk                    Foreign Risk                   Market Risk

44


VALUGROWTH STOCK FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies that, in the view of the Adviser, possess above average growth characteristics and appear to be undervalued. The Adviser considers medium-capitalization companies to be those whose Market Capitalization is in the range of $500 million to $8 billion. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index.

     The Fund seeks to identify and invest in those companies with earnings and dividends that the Adviser believes will grow faster than both inflation and the economy in general. The Fund invests in companies with growth potential that, in the opinion of the Adviser, has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, the Adviser relies primarily on a company-by-company analysis (rather than on a broader analysis of industry or economic sector trends). The Adviser considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, the maintenance of a relatively high rate of return on invested capital, and shareholder's equity. Once companies are identified as possible investments, the Adviser applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.

     The Fund may invest in companies that the Adviser considers to be "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings, or significantly undervalued assets. These investments form a comparatively small portion of the Fund's portfolio.

     The Fund may invest up to 20% of its total assets in securities of foreign companies. The Fund also may write covered call options and purchase call options on equity securities to manage risk or enhance returns.


[RISK ICON]
          Currency Rate Risk             Foreign Risk              Leverage Risk
          Market Risk

DIVERSIFIED EQUITY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Portfolios.

     The Fund's investments combine 5 different equity investment styles - an index style, an income equity style, a large company style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to large company investments to 2 Portfolios, the assets allocated to small company investments to 5 Portfolios, and the assets dedicated to international investments to 2 Portfolios. Because Diversified Equity Fund blends 5 equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends 3 equity investment styles.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]


                                                                            CURRENT                      RANGE OF
            INVESTMENT  STYLE                                              ALLOCATION                   INVESTMENT
            -----------------                                              ----------                   ----------
            INDEX PORTFOLIO                                                                            23.5% - 26.5%
                                                                          25%
            INCOME EQUITY PORTFOLIO                                                                    23.5% - 26.5%
                                                                          25%
            LARGE COMPANY STYLE                                                                        23.5% - 26.5%
                                                                          25%
                    LARGE COMPANY GROWTH PORTFOLIO                                                     18.5% - 21.5%
                                                                                  20%
                    DISCIPLINED GROWTH PORTFOLIO                                                        3.5% - 6.5%
                                                                                  5%
            DIVERSIFIED SMALL CAP STYLE                                                                 8.5% - 11.5%
                                                                          10%
                    SMALL CAP INDEX PORTFOLIO                                                           0.5% - 3.5%
                                                                                 2.0%
                    SMALL COMPANY GROWTH PORTFOLIO                                                      0.9% - 3.9%
                                                                                 2.4%
                    SMALL COMPANY VALUE PORTFOLIO                                                       0.9% - 3.9%
                                                                                 2.4%
                    SMALL COMPANY STOCK PORTFOLIO                                                       0.1% - 3.1%
                                                                                 1.6%
                    SMALL CAP VALUE PORTFOLIO                                                           0.1% - 3.1%
                                                                                 1.6%
            INTERNATIONAL STYLE                                                                        13.5% - 16.5%
                                                                          15%
                    INTERNATIONAL PORTFOLIO                                                            10.8% - 16.5%
                                                                                 14.3%
                    SCHRODER EM CORE PORTFOLIO                                                           0% - 3.3%
                                                                                 0.8%
         ----------------------------------------------------------------------------------------------------------------
            TOTAL FUND ASSETS

                                                                         100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market value. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


[RISK ICON]
         Currency Rate Risk           Foreign Risk                 Leverage Risk
         Market Risk                  Small Company Risk

GROWTH EQUITY FUND

[INVESTMENT OBJECTIVE ICON]

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in 8 Portfolios.

46

The Fund's investments combine 3 different equity styles - a large company growth style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends 5 equity styles.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                  CURRENT                         RANGE OF
                          INVESTMENT STYLE                                        LOCATION                       INVESTMENT
                          ----------------                                        --------                       ----------
                 LARGE COMPANY GROWTH PORTFOLIO                          35%                                     33% - 37%

                 DIVERSIFIED SMALL CAP STYLE                             35%                                     33% - 37%

                             SMALL CAP INDEX PORTFOLIO                                                          5.0% - 9.0%
                                                                                     7.0%
                             SMALL COMPANY GROWTH PORTFOLIO                                                     8.5% - 12.5%
                                                                                     8.4%
                             SMALL COMPANY VALUE PORTFOLIO                                                      8.5% - 12.5%
                                                                                     8.4%
                             SMALL COMPANY STOCK PORTFOLIO                                                      3.6% - 7.6%
                                                                                     5.6%
                             SMALL CAP VALUE PORTFOLIO                                                          3.6% - 7.6%
                                                                                     5.6%
                 INTERNATIONAL STYLE                                     30%                                      28% - 32%

                             INTERNATIONAL PORTFOLIO                                                           22.4% - 32.0%
                                                                                     28.5%
                             SCHRODER EM CORE PORTFOLIO                                                           0% - 6.4%
                                                                                     1.5%
              ---------------------------------------------------------------------------------------------------------------
                 TOTAL FUND ASSETS
                                                                        100%


     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


[RISK ICON]
      Currency Rate Risk            Foreign Risk                   Leverage Risk
      Market Risk                   Small Company Risk


     LARGE COMPANY GROWTH FUND

[INVESTMENT ICON]

     INVESTMENT  OBJECTIVE.  The  Fund's  investment  objective  is  to  provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market.

     The Fund may invest up to 20% of its total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts. The Fund may not invest more than 10% of its total assets in the securities of a single issuer.


[RISK ICON]
       Currency Risk                   Foreign Risk                Leverage Risk
       Market Risk

     DIVERSIFIED SMALL CAP FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in 5 Portfolios.
                                      [[INVESTMENT OBJECTIVES AND POLICIES TAB]

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                        CURRENT                      RANGE OF
             INVESTMENT STYLE                                          ALLOCATION                   INVESTMENT
             ----------------                                          ----------                   ----------

              SMALL CAP INDEX PORTFOLIO                                                           18.5% - 21.5%
                                                                          20%
              SMALL COMPANY GROWTH PORTFOLIO                                                      22.5% - 25.5%
                                                                          24%
              SMALL COMPANY VALUE PORTFOLIO                                                       22.5% - 25.5%
                                                                          24%
              SMALL COMPANY STOCK PORTFOLIO                                                       14.5% - 17.5%
                                                                          16%
              SMALL CAP VALUE PORTFOLIO                                                           14.5% - 17.5%
                                                                          16%
           ------------------------------------------------------------------------------------------------------------
              TOTAL FUND ASSETS
                                                                         100%


     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

[RISK ICON]
       Leverage Risk             Market Risk              Small Company Risk

48

SMALL COMPANY STOCK FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of small- and medium-size domestic companies that have Market Capitalizations well below that of the average company in the S&P 500 Index. The Adviser considers small companies to be those companies whose Market Capitalizations are less than the largest stock in the Russell 2000 Index. The Adviser considers medium companies to be those whose Market Capitalizations range from $500 million to $8 billion.

     In selecting securities for the Fund, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus. The Adviser believes that such companies may develop into significant business enterprises and that an investment in these companies offers a greater opportunity for capital appreciation than an investment in larger, more established companies.

     The Fund may invest up to 20% of its total assets in the securities of foreign companies. The Fund may write covered call options and purchase call options on equity securities to manage risk or enhance returns.



[RISK ICON]
           Currency Risk                 Foreign Risk                Market Risk
           Small Company Risk


SMALL CAP OPPORTUNITIES FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less.

     The Adviser attempts to identify securities of companies that it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Adviser's assessment of a company's management's competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.

     The Fund will invest principally in equity securities, including common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Fund also may invest to a limited degree in non-convertible debt securities and preferred stocks.

     The Fund may use options and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
        Leverage Risk               Market Risk               Small Company Risk


SMALL COMPANY GROWTH FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing in smaller domestic companies.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index.
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between share price and takeover/asset value.

     The Fund will invest up to 10% of its total assets in securities of foreign companies. The Fund will not invest more than 10% of its total assets in the securities of a single issuer.



[RISK ICON]
       Currency Risk                    Foreign Risk                 Market Risk
       Small Company Risk

INTERNATIONAL FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities. The Fund's investment portfolio combines 2 different investment styles - an international equity investment style and an international emerging markets investment style. The Fund invests in 2 Portfolios.

50

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                 CURRENT                           RANGE OF
           INVESTMENT STYLE                                     ALLOCATION                        INVESTMENT
           ----------------                                     ----------                        -----------
            INTERNATIONAL PORTFOLIO                                95%                             80% - 100%
            SCHRODER EM CORE PORTFOLIO                              5%                              0% - 20%
         ----------------------------------------------------------------------------------------------------------
            TOTAL FUND ASSETS                                     100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


[RISK ICON]
        Credit Risk                         Currency Rate Risk     Leverage Risk
        Geographic Concentration Risk       Interest Rate Risk
        Market Risk                         Foreign Risk


DESCRIPTIONS OF PORTFOLIOS

MONEY MARKET PORTFOLIO and PRIME MONEY MARKET PORTFOLIO

     The Cash Investment Fund and Ready Cash Investment Fund section of this prospectus describes these Portfolios.

POSITIVE RETURN BOND PORTFOLIO

     The Portfolio seeks to produce a positive total return each calendar year regardless of general bond market performance by investing in a portfolio of U.S. Government Securities and corporate fixed income securities. The Portfolio's assets are divided into 2 components, short bonds with maturities (or average life) of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Portfolio will vary between 1 and 30 years.

     Under normal circumstances, the Portfolio invests at least 50% of its net assets in U.S. Government Securities, including U.S. Treasury Securities. The Portfolio only purchases securities that are rated, at the time of purchase, within 1 of the 2 highest long-term rating categories assigned by an NRSRO or that are unrated and determined by the

     Adviser to be of comparable quality. The Portfolio may invest up to 25% of its assets in securities rated in the second highest rating category. The Portfolio does not invest more than 25% of its total assets in zero-coupon securities, securities with variable or floating rates of interest, or asset-backed securities.

[RISK ICON]
      Credit Risk               Interest Rate Risk                 Leverage Risk
      Market Risk               Prepayment Risk


STABLE INCOME PORTFOLIO

     The Stable Income Fund section of this prospectus describes this Portfolio.

MANAGED FIXED INCOME PORTFOLIO
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Portfolio seeks consistent fixed income returns by investing primarily in Investment Grade intermediate-term securities. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated, fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities, and the debt securities of financial institutions, corporations, and others. The Adviser emphasizes the use of intermediate maturity securities to lessen Duration and employs low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. The Adviser considers intermediate-term securities to be those with maturities of between 2 and 20 years.

     The Portfolio will limit its investment in mortgage-backed securities to not more than 65% of its total assets and its investment in other asset-backed securities to not more than 25% of its net assets. In addition, the Portfolio may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

     The Portfolio only purchases Investment Grade securities. The Portfolio normally will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a Duration of between 2 and 6 years.

     The Portfolio also may invest up to 10% of its total assets in securities issued or guaranteed by foreign governments the Adviser deems stable, or their subdivisioins, agencies, or instrumentalities; loan or security participations; securities of supranational organizations; and Municipal Securities.

     The Portfolio may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Portfolio also may use options to enhance return.

[RISK ICON]
     Credit Risk                    Foreign Risk              Interest Rate Risk
     Leverage Risk                  Market Risk               Prepayment Risk

52

STRATEGIC VALUE BOND PORTFOLIO

     The Total Return Bond Fund section of this prospectus describes this Portfolio. Total Return Bond Fund invests all its assets in this Portfolio. The only difference between the Fund and the Portfolio is that the Portfolio's investment objective is to seek total return by investing primarily in income producing securities.

INDEX PORTFOLIO

     The Index Fund section of this prospectus describes this Portfolio.

INCOME EQUITY PORTFOLIO

     The Income Equity Fund section of this prospectus describes this Portfolio.

LARGE COMPANY GROWTH PORTFOLIO

     The Large Company Growth Fund section of this prospectus describes this Portfolio.

DISCIPLINED GROWTH PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of larger companies. The Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Portfolio invests in companies with average Market Capitalizations greater than $5 billion.

     The Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.


[RISK ICON]
     Market Risk

SMALL CAP INDEX PORTFOLIO

     The Portfolio seeks to replicate the return of the S&P 600 Small Cap Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The Adviser generally executes portfolio transactions only to replicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

     The S&P 600 Small Cap Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P 600 Small Cap Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P 600 Small Cap Index is weighted by its market value. The S&P 600 Small Cap Index emphasizes smaller capitalizations and typically, companies included in the S&P 600 Small Cap Index may not be the largest nor most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Portfolio. S&P does not warrant that the S&P 600 Small Cap Index is a good investment, is accurate or complete, or will track general stock market performance.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
[RISK ICON]
          Leverage Risk                    Market Risk                Index Risk
          Small Company Risk


SMALL COMPANY STOCK PORTFOLIO

     The Small Company Stock Fund section of this prospectus describes this Portfolio.

SMALL COMPANY GROWTH PORTFOLIO

     The Small Company Growth Fund section of this prospectus describes this Portfolio.

SMALL COMPANY VALUE PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth

54


     opportunities of small companies. Value investing may reduce downside risk and offer potential for capital appreciation as a stock gains favor among other investors and its stock price rises.


[RISK ICON]
       Leverage Risk                    Market Risk           Small Company Risk
       Small Company Risk

SMALL CAP VALUE PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Portfolio will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.



[RISK ICON]
         Market Risk              Small Company Risk


INTERNATIONAL PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio also may invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities and may invest in debt securities of foreign governments or their political subdivisions, agencies, or instrumentalities, of supranational organizations, and of foreign corporations. The Portfolio's investments are generally diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore, and Australia. In general, the Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

     The Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.


[RISK ICON]
         Credit Risk                         Currency Rate Risk    Leverage Risk
         Geographic Concentration Risk       Interest Rate Risk
         Market Risk                         Foreign Risk


SCHRODER EM CORE PORTFOLIO

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Portfolio seeks to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of companies in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. Current income is incidental to the Portfolio's objective.

     The Portfolio may invest, under normal market conditions, at least 65% of its total assets in emerging market equity and debt securities, including convertible securities and stock rights, and warrants.

     The Adviser considers "emerging market" countries generally to be all those countries not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If the Adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the Adviser may include such country in the emerging market category. The Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in a single country.

     The Fund may invest up to 35% of its total assets in Non-Investment Grade fixed income securities. The Fund may enter into foreign exchange contracts, including forward contracts, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.


[RISK ICON]
         Credit Risk                        Currency Rate Risk     Foreign Risk
         Geographic Concentration Risk      Interest Rate Risk     Leverage Risk
         Market Risk                        Prepayment Risk

56

--------------------------------------------------------------------------------
RISK CONSIDERATIONS             [SPREADSHEETS]
--------------------------------------------------------------------------------

     This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in INVESTMENT OBJECTIVES AND POLICIES lists the Fund's principal risks.

[RISK ICON]
CREDIT RISK

     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

[RISK ICON]
CURRENCY RATE RISK

     The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments.

[RISK ICON]
DIVERSIFICATION RISK

     The risk that investment in a comparatively small number of issuers will increase the potential adverse effects of a decline in the value of a Fund's investment in a single issuer.

[RISK ICON]
FOREIGN RISK

     The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in issuers in emerging or developing markets.

[RISK ICON]
GEOGRAPHIC CONCENTRATION RISK

     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.

[RISK ICON]
INDEX RISK

     The risk that a Fund designed to replicate the performance of an index of securities will replicate the performance of the index during adverse market conditions because the portfolio manager is not permitted to take a temporary defensive position or otherwise vary the Fund's investments to respond to the adverse market conditions.

[RISK ICON]
INTEREST RATE RISK

     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including Municipal Securities and U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

[RISK ICON]
LEVERAGE RISK

     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.
[RISK ICON]
MARKET RISK
                                                       [RISK CONSIDERATIONS TAB]

     The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry or section of the economy, or may affect the market as a whole.
[RISK ICON]
PREPAYMENT RISK

     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.
[RISK ICON]
SMALL COMPANY RISK

     The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.

58

--------------------------------------------------------------------------------
COMMON POLICIES      [PC SCREENS]
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.

VOTING ISSUES

     In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the Funds than do shareholders of Funds with comparatively low net asset values.

DOWNGRADED SECURITIES

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

TEMPORARY DEFENSIVE POSITION

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.

     When a Tax-Free Fixed Income Fund assumes a temporary defensive position, it is likely that its shareholders may be subject to federal and applicable state income taxes on a greater portion of the Fund's income distributions.

PORTFOLIO TRANSACTIONS

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. THE FINANCIAL HIGHLIGHTS TABLE lists each Fund's portfolio turnover rate.

YEAR 2000 AND EURO

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers(and in particular, foreign service providers)to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


                                                           [COMMON POLICIES TAB]

60

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS        [SPREADSHEET]
--------------------------------------------------------------------------------

INVESTMENT ADVISORY SERVICES

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except the Portfolios advised by Schroder. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for the Schroder U.S. Smaller Companies Portfolio, International Portfolio, and Schroder EM Core Portfolio. In this capacity, Schroder makes investment decisions for and administers those Portfolios' investment programs. Schroder Capital Management International Inc.'s address is 787 Seventh Avenue, 34th Floor0 New York, NY 10019.

     Norwest and certain of the Funds and the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Fund or Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

     CRESTONE CAPITAL MANAGEMENT, INC. or CRESTONE, An Inveestment Advisory subsidiary of Norwest Bank, provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. Crestone Capital Management, Inc.'s address is 7720 East Bellview Avenue, Suite 220, Englewood, CO 80111.

     GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. GALLIARD CAPITAL MANAGEMENT, INC.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

     PEREGRINE CAPITAL MANAGEMENT, Inc. or Peregrine, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit sharing plans, savings-investment plans, and 401(K) plans. Peregrine Capital Management, Inc's address is Lasalle Plaza, 800 Lasalle Avenue, Suite 1850, Minneapolis, MN 55402.

     SMITH ASSET MANAGEMENT GROUP, L.P. or SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group, L.P.'s address is 300 Crescent Court, Suite 750, Dallas, TX 75201

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund or Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Fund and by any Portfolios in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

     How investment advisory fees are paid depends on whether or not a Fund invests in Portfolios.

     * If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

     * If a Fund invests in a single Portfolio, Norwest or Schroder receives an investment advisory fee from the Portfolio.

     * If a Fund invests in more than 1 Portfolio, Norwest or Schroder receives an investment advisory fee from each of those Portfolios. In addition, Norwest receives a fee from each Fund, except Cash
          Investment Fund, for the "asset allocation services" of determining the Funds' investments in the Portfolios and how much of the Fund's assets to invest in each Portfolio.

     If a Fund invests in more than 1 Portfolio, the total amount of the investment advisory fee paid to Norwest or Schroder as a result of the Fund's investments varies depending on how much of the Fund's assets are invested in, and the investment advisory fee payable to, each Portfolio.

     Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Funds or Portfolios.

[MONEY MARKET FUNDS ICON]                          [MANAGEMENT OF THE FUNDS TAB]
MONEY MARKET FUNDS

                     CASH INVESTMENT FUND
                     PORTFOLIO:                      PRIME MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:             David D. Sylvester (1987), Laurie R. White (1991), and Robert G.
                                                     Leuty (1998)
                     ADVISORY FEE:                   0.40% - first $300 million; 0.36% - next $400 million; and 0.32%
                                                     - remaining

                     PORTFOLIO:                      MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:             David D. Sylvester (1987), Laurie R. White (1991), and Robert G.
                                                     Leuty (1998)
                     ADVISORY FEE:                   0.20% - first $300 million; 0.16% - next $400 million, and
                                                     0.12% - remaining


                     READY CASH INVESTMENT FUND
                     PORTFOLIO:                    PRIME MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:           David D. Sylvester (1988), Laurie R. White (1991), and Robert G.
                                                   Leuty (1998)
                     ADVISORY FEE:                 0.40% - first $300 million; 0.36% - next $400 million; and
                                                   0.32% - remaining

62

[MONEY MARKET FUNDS ICON]

                     U.S. GOVERNMENT FUND
                     TREASURY FUND
                     TREASURY PLUS FUND
                     PORTFOLIO MANAGERS:           David D. Sylvester (1987, 1990, 1998), Laurie R. White (1991,
                                                   1991, 1998), and Robert G. Leuty (1998)
                     ADVISORY FEE:                 FOR EACH FUND: 0.20% - first $300 million; 0.16% - next $400 million; and 0.12% - remaining


                     MUNICIPAL MONEY MARKET FUND
                     PORTFOLIO  MANAGERS:          David D. Sylvester (1995), Laurie R. White (1998), and Robert G.
                                                   Leuty (1998)
                     ADVISORY FEE:                 0.35% - first $500 million; 0.325% - next $500 million; and
                                                   0.30% - remaining

FIXED INCOME FUNDS
[FIXED INCOME FUNDS ICON]

                     STABLE INCOME FUND
                     PORTFOLIO:                     STABLE INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Karl P. Tourville (1994) and John Huber (1998)
                     ADVISORY FEE:                  0.30%


                     LIMITED TERM GOVERNMENT INCOME FUND
                     INTERMEDIATE GOVERNMENT INCOME FUND
                     PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1997, 1995)
                     ADVISORY FEE:                  FOR EACH FUND: 0.33%


                     DIVERSIFIED BOND FUND
                     FUND ADVISORY FEE:             0.25%
                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese, CFA (1994) and Patricia Burns, CFA (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                    (1998)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998)

[FIXED INCOME FUNDS ICON]

                     ADVISORY FEE:                  0.35%


                     INCOME FUND
                     PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1996)
                     ADVISORY FEE:                  0.50%


                     TOTAL RETURN BOND FUND
                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1998), John Huber (1998), and David Yim
                                                    (1998)
                     ADVISORY FEE:                  0.50%


                     STRATEGIC INCOME FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese (1994), CFA and Patricia Burns (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                   (1998)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STABLE INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGER:             Karl P. Tourville (1994) and John Huber (1998)
                     ADVISORY FEE:                  0.30%

                                                   [MANAGEMENT OF THE FUNDS TAB]

                     PORTFOLIO:                     MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1991), Laurie R. White (1991), and Robert
                                                    G. Leuty (1998)
                     ADVISORY FEES:                 0.20% - first $300 million; 0.16% - next $400 million; and
                                                    0.12% - remaining

                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994), and Gary J. Dunn (1994)
                     ADVISORY FEE:                  0.50%

64

[FIXED INCOME FUNDS ICON]


                     STRATEGIC INCOME FUND - CONTINUED
                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND  SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
                     ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                                    Small Cap Value Portfolio: 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994), and Paul E. von Kuster, CFA
                                                    (1998)
                     ADVISORY FEE:                   0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh, CFA (1997)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown,.CFA (1993)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%

65

TAX-FREE FIXED INCOME FUNDS
[TAX-FREE FIXED INCOME FUNDS ICON]


                     LIMITED TERM TAX-FREE FUND
                     TAX-FREE INCOME FUND
                     PORTFOLIO MANAGER:             William T. Jackson, CFA (1996, 1993)
                     ADVISORY FEE:                  for each Fund: 0.50%


                     COLORADO TAX-FREE FUND
                     PORTFOLIO MANAGER:             William T. Jackson, CFA (1993)
                     ADVISORY FEE:                  0.50% -first $300 million; 0.46% - next $400 million; and 0.42%
                                                    - remaining

                     MINNESOTA INTERMEDIATE TAX-FREE FUND
                     MINNESOTA TAX-FREE FUND
                     PORTFOLIO MANAGER:             Patricia D. Hovanetz, CFA (1997, 1991)
                     ADVISORY FEE:                  MINNESOTA INTERMEDIATE TAX-FREE FUND: 0.25%
                                                    MINNESOTA TAX-FREE FUND:
                                                    0.50% - first $300  million;
                                                    0.46% - next $400 million; and 0.42% -
                                                    remaining

BALANCED FUNDS
[BALANCED FUNDS ICON]

                     MODERATE BALANCED FUND
                     GROWTH BALANCED FUND
                     AGGRESSIVE BALANCED-EQUITY FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese, CFA (1994) and Patricia Burns (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                    (1998)
                     ADVISORY FEE:                  0.50%

                                                   [MANAGEMENT OF THE FUNDS TAB]

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STABLE INCOME PORTFOLIO (MODERATE BALANCED FUND ONLY)
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGER:             Karl P. Tourville (1994), and John Huber (1998)
                     ADVISORY FEE:                  0.30%

                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%


66

[BALANCED FUNDS ICON]

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
                     ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                                    Small Cap Value Portfolio: 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin (1995), Jr.and Douglas G. Pugh (1997)
                     Advisory Fee:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%

EQUITY FUNDS
[EQUITY FUNDS ICON]


                     INDEX FUND
                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%

                     INCOME EQUITY FUND
                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary Dunn (1994)
                     ADVISORY FEE:                  0.50%.


                     VALUGROWTH STOCK FUND
                     PORTFOLIO MANAGER:             David S. Lunt, CFA (1996)
                     ADVISORY FEE:                  0.80% - first $300 million; 0.76% - next $400 million; 0.72% -
                                                    remaining


                     DIVERSIFIED EQUITY FUND
                     GROWTH EQUITY FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     INDEX PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary J. Dunn (1994)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%

                                                   [MANAGEMENT OF THE FUNDS TAB]

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY) AND
                                                    SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith (1997)
                     ADVISORY FEE:                  DISCIPLINED GROWTH PORTFOLIO: 0.90%
                                                    SMALL CAP VALUE PORTFOLIO 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%


68

[EQUITY FUNDS ICON]

                     DIVERSIFIED EQUITY FUND
                     GROWTH EQUITY FUND - CONTINUED
                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%


                     LARGE COMPANY GROWTH FUND
                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%


                     DIVERSIFIED SMALL CAP FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994)  and Paul von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%.


69

[EQUITY FUNDS ICON]

                     DIVERSIFIED SMALL CAP FUND - CONTINUED
                     PORTFOLIOS:                    SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
                     ADVISORY FEE:                  0.95%


                     SMALL COMPANY STOCK FUND
                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%


                     SMALL CAP OPPORTUNITIES FUND
                     PORTFOLIO:                     SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Ira L. Unschuld (1998)
                     ADVISORY FEE:                  0.60%


                     SMALL COMPANY GROWTH FUND
                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%


                     INTERNATIONAL FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%

                                                   [MANAGEMENT OF THE FUNDS TAB]

70


          PORTFOLIO MANAGERS

          Norwest Portfolio Managers:

          PATRICIA BURNS, associated with Norwest or its affiliates since 1983. Ms. Burns is a Senior Vice-President of Peregrine and has been a portfolio manager at Peregrine for more than ten years.

          TASSO H. COIN, JR., associated with Norwest or its affiliates since 1995. Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995, Mr. Coin was a research officer at Lord Asset Management.

          JOHN S. DALE, associated with Norwest or its affiliates since 1968. Mr. Dale is a Senior Vice President of Peregrine.

          WILLIAM D. GIESE, associated with Norwest or its affiliates since 1982. Mr. Giese is a Senior Vice President of Peregrine, has been a portfolio manager at Peregrine for more than ten years, and has more than 20 years' experience in fixed income securities management.

          MARJORIE H. GRACE, associated with Norwest or its affiliates since 1992. Ms. Grace is a Director, Taxable Fixed Income of Norwest.

          PATRICIA D. HOVANETZ, associated with Norwest or its affiliates since 1966. Ms. Hovanetz is a Director-Tax-Exempt Fixed Income of Norwest and has been associated with Norwest or Norwest Bank for more than 25 years in capacities related to municipal bond investments.

          JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a portfolio manager and Corporate Trading Specialist at Galliard since 1995 and has been in investment management since 1990.

          WILLIAM T. JACKSON, associated with Norwest or its affiliates since 1993. Mr. Jackson is a Managing Director, Tax-Exempt Fixed Income of Norwest.

          ROBERT G. LEUTY, associated with Norwest or its affiliates since 1992. Mr. Leuty is a Senior Portfolio Manager of Norwest.

          DAVID S. LUNT, associated with Norwest or its affiliates since 1992. Mr. Lunt is a Managing Director, Equities of Norwest.

          KIRK MCCOWN, associated with Norwest or its affiliates since 1990. Mr. McCown is the founder, President and a Director of Crestone.

          RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

          ROBERT B. MERSKY, associated with Norwest or its affiliates since 1968. Mr. Mersky is the President of Peregrine.

          AJAY MIRZA, associated with Norwest or its affiliates since 1995. Mr. Mirza has been a Portfolio Manager and Mortgage Specialist with Galliard since 1995. Before joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers.

          GARY E. NUSSBAUM, associated with Norwest or its affiliates since 1990. Mr. Nussbaum is a Senior Vice President of Peregrine.

          DOUGLAS G. PUGH, associated with Norwest or its affiliates since 1997. Mr. Pugh is a Senior Vice President of Peregrine. Before joining Peregrine, Mr. Pugh was a senior equity analyst and portfolio manager for Advantus Capital Management and an analyst with Kemper Corporation.

          DAVID L. ROBERTS, associated with Norwest or its affiliates since 1972. Mr. Roberts is a Managing Director, Equities of Norwest.

          STEPHEN S. SMITH, associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

          DAVID D. SYLVESTER, associated with Norwest or its affiliates since 1979. Mr. Sylvester currently is a Managing Director - Reserve Asset Management.

          KARL P. TOURVILLE, associated with Norwest or its affiliates since 1986. Mr. Tourville has been a managing partner of Galliard since 1995.

          PAUL E. VON KUSTER, associated with Norwest or its affiliates since 1972. Mr. Von Kuster is a Senior Vice President of Peregrine.

          LAURIE R. WHITE, associated with Norwest or its affiliates since 1991. Ms. White is a Director-Reserve Asset Management.

                                                   [MANAGEMENT OF THE FUNDS TAB]

          DAVID YIM, associated with Norwest or its affiliates since 1995. Mr. Yim has been a portfolio manager and Director of Investment Research of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

          Schroder Portfolio Managers:

          MARK BRIDGEMAN, associated with Schroder or its affiliates since 1990. Mr. Bridgeman is a Vice President of Schroder.

          HEATHER CRIGHTON, associated with Schroder or its affiliates since 1992. Ms. Crighton is a Vice President of Schroder.

          MICHAEL PERELSTEIN, associated with Schroder or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroder since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

72

          JOHN A. TROIANO, associated with Schroders or its affiliates since 1981. Mr. Troiana has been Chief Executive Officer of Schroder since April 1, 1997 and a Managing Director of Schrodes since October 1995.

          IRA L. UNSCHULD,   associated  with Schroders or its  affiliates since
          1987.  Mr. Unschuld is a Group Vice President.


          DORMANT INVESTMENT ADVISORY ARRANGEMENTS

               Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in 1 or more Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Portfolios. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

          OTHER FUND SERVICES

               The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, dividend disbursing agent, and custodian.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES  [SPREADSHEET]
--------------------------------------------------------------------------------

     You may purchase or redeem shares at a price equal to their net asset value next determined after receipt of your purchase order, or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.


GENERAL PURCHASE INFORMATION

     You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

     You may purchase and redeem Fund shares without a sales or redemption charge. I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investments of $100. Institutional Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments.

     If you purchase Money Market Fund shares, your shares become eligible to receive distributions on the day that your order is accepted. If you purchase shares of any other Fund, your shares become eligible to receive distributions the Fund Business Day after a purchase order is received in proper form.

     The Funds reserve the right to reject any subscription for the purchase of shares. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

     If you purchase Money Market Fund shares, your order will not be complete until the Fund receives immediately available funds. The Money Market Funds must receive purchase and redemption orders before the times indicated below.
                        Times indicated are Eastern Time.

                                                                       Payment
                                               Orders Must Be          Must Be
                                               Received  By          Received By
                                               ------------          -----------
     Cash Investment Fund                        3:00 p.m.             4:00 p.m.
     Ready Cash Investment Fund                  3:00 p.m.             4:00 p.m.
     U.S. Government Fund                        2:00 p.m.             4:00 p.m.
     Treasury Plus Fund                          5:00 p.m.             5:00 p.m.
     Treasury Fund                               1:00 p.m.             4:00 p.m.
     Municipal Money Market Fund                   Noon                4:00 p.m.

     The Money Market Funds may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect a Fund's trading hours.

                                                [HOW TO BUY AND SELL SHARES TAB]

74

PURCHASE PROCEDURES

     DIRECT PURCHASES

     You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                             NORWEST ADVANTAGE FUNDS
                                             [NAME OF FUND]
                                             NORWEST BANK MINNESOTA, N.A.
                                             TRANSFER AGENT
                                             733 MARQUETTE AVENUE
                                             MINNEAPOLIS, MN 55479-0040

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

     You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

     Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL

     You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent, or the distributor.

     To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds, or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan, or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE

     You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                                NORWEST BANK MINNESOTA, N.A.
                                A091 000 019
                                FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                                RE: [NAME OF FUND][CLASS OF SHARES]
                                ACCOUNT NO.:
                                ACCOUNT NAME:

     Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

     You can make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.




GENERAL REDEMPTION INFORMATION

     You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

                                                [HOW TO BUY AND SELL SHARES TAB]

     Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed Money Market Fund shares are not entitled to receive distributions on the day on which the redemption is effective. Redeemed shares of any other Fund are not entitled to receive distributions after the day on which the redemption is effective.

     Redemption orders for Money Market Fund shares are accepted up to the times indicated above for acceptance of purchase orders of Money Market Fund shares. As

76

     described above, the Money Market Funds may advance the times for receipt of redemption orders.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

     To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

     You may  obtain  signature  guarantees  at any of the  following  types  of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     The Funds and the transfer agent will use  reasonable  procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account holding I Shares or Investor Shares with a net asset value of less than $1,000 or any account holding Institutional Shares with a net asset value of less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

     If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL

     You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE

     If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE

     If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day of, in the case of Money Market Funds, or after, in the case of other Funds, the transfer agent receives a redemption request in proper form.


EXCHANGES

     If you hold I Shares or Institutional Shares, you may exchange those shares for I Shares or Institutional Shares of other Funds offering those shares. If you hold Investor Shares, you may exchange those shares for Investor Shares of the Funds offering Investor Shares or for a class of shares of certain of the Funds that is not offered by this prospectus. Call or write the transfer agent for more information.

                                                [HOW TO BUY AND SELL SHARES TAB]

     The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the Fund into which you are exchanging.

     You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares legally may be sold in your state of residence.

     The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL

     You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE

     If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

79

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAX MATTERS       [PC SCREENS]
--------------------------------------------------------------------------------

DISTRIBUTIONS

     Distributions of net investment income are declared and paid as follows:


                DECLARED DAILY  AND PAID  MONTHLY:     Each Money  Market  Fund,
                                                       Limited  Term  Government
                                                       Income Fund, Income Fund,
                                                       Total  Return  Bond Fund,
                                                       and each  Tax-Free  Fixed
                                                       Income Fund.

                DECLARED AND PAID MONTHLY:             Stable    Income    Fund,
                                                       Intermediate   Government
                                                       Income      Fund,     and
                                                       Diversified   Bond  Fund.

                DECLARED AND PAID QUARTERLY:           Income    Equity    Fund,
                                                       ValuGrowth   Stock  Fund,
                                                       and  Small  Company Stock
                                                       Fund.
                DECLARED AND PAID ANNUALLY:            Strategic   Income  Fund,
                                                       each Balanced Fund, Index
                                                       Fund,  Diversified Equity
                                                       Fund, Growth Equity Fund,
                                                       Large   Company    Growth
                                                       Fund,  Diversified  Small
                                                       Cap   Fund,   Small   Cap
                                                       Opportunities Fund, Small
                                                       Company  Growth Fund, and
                                                       International Fund.

          Each Fund's net capital gain, if any, is distributed at least annually.

          You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

          * Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

          *    Under the Cash Option, you are paid all distributions in cash.

          * Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another Fund. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution.

                                             [DISTRIBUTIONS AND TAX MATTERS TAB]

80

TAX MATTERS

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Distributions (other than distributions of net investment income of Funds that distribute net investment income daily) reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

FUNDS INVESTING IN FOREIGN SECURITIES

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. International Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio and Schroder EM Core Portfolio. If you own shares of International Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal income tax return.

TAX-EXEMPT DISTRIBUTIONS

     Generally, you will not be subject to federal income tax on distributions paid by Municipal Money Market Fund or by a Tax-Free Fixed Income Fund out of tax-exempt interest income earned by the Fund ("exempt-interest distributions"). If you use, or are related to someone who uses, facilities financed by private activity bonds held by a Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. Interest on certain private activity bonds is treated as an item of tax preference for purposes of the federal AMT imposed on individuals and corporations. In addition, exempt-interest distributions are included in the "adjusted current earnings" of corporations for AMT purposes. As noted above, the Municipal Money Market Fund and each Tax-Free Fixed Income Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, capital gain, if any, distributed by these Funds are subject to tax. If you borrow money to purchase or carry shares of these Funds, the interest on your debt generally is not deductible for federal income tax purposes. If shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

     MUNICIPAL MONEY MARKET FUND, LIMITED-TERM TAX-FREE FUND, AND TAX-FREE INCOME FUND. The federal income tax exemption on exempt-interest distributions does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on distributions of interest derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in a Fund that may differ from the federal income tax consequences described above.

     COLORADO TAX-FREE FUND. It is anticipated that substantially all of the exempt interest distributions paid by the Fund to individuals will be exempt from Colorado personal income tax. Distributions made by the Fund to Colorado individuals, trusts, estates, and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate AMT. Because the Fund may, except as indicated, purchase only Colorado Municipal Securities, none of the exempt-interest distributions paid by the Fund will be subject to Colorado income tax.

     MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the exempt-interest distributions paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota Municipal Securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest distributions paid by the Fund must be derived from Minnesota Municipal Securities in order for any portion of the exempt-interest distributions paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest distributions paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

     Under Minnesota law, if the difference in state income tax treatment between Minnesota Municipal Securities and the Municipal Securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota Municipal Securities to the taxable income of Minnesota residents. This treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota Municipal Securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken in light of its current investment objectives and investment policies.

     The Minnesota AMT on resident individuals is based in part on their income for purposes of the federal AMT. Accordingly, individual shareholders of the Fund may be subject to the Minnesota AMT on exempt-interest distributions paid by the Fund which are attributable to interest received by the Fund on certain private activity securities, even though those distributions are exempt from the regular Minnesota personal income tax.

                                             [DISTRIBUTIONS AND TAX MATTERS TAB]

82

--------------------------------------------------------------------------------
OTHER INFORMATION        [SPREADSHEET]
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

     Each Fund determines its net asset value on each Fund Business Day by dividing the value of its net assets (i.e,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determine their net asset values at the following times:

                                                                      TIME
--------------------------------------------------------------------------------
     Treasury Fund and Municipal Money Market Fund            Noon, Eastern Time
     Cash Investment Fund, Ready Cash Investment
        Fund and U.S. Government Fund                    3:00 p.m., Eastern Time
     Each Other Fund                                     4:00 p.m., Eastern Time
     Treasury Plus Fund                                  5:00 p.m., Eastern Time


     All Funds other than Money Market Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

     In order to maintain net asset value per share at $1.00, the Money Market Funds (and the Portfolios in which they invest) value their portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of a Money Market Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

     Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.




































NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                                         [OTHER INFORMATION TAB]

84


















If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about each of the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

  PROSPECTUS


  OCTOBER 1, 1998

______________________

  PERFORMA FUNDS

















                                       _________________________________________

                                           PERFORMA STRATEGIC VALUE BOND FUND
                                            PERFORMA DISCIPLINED GROWTH FUND
                                             PERFORMA SMALL CAP VALUE FUND
                                              PERFORMA GLOBAL GROWTH FUND

                                      __________________________________________



______________________________________________________________________________
|MUTUAL FUNDS ARE NOT INSURED BY THE FDIC,  |                |                 |
|FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT,   |MAY LOSE VALUE  |NO BANK GUARANTEE|
|OR ANY GOVERNMENT AGENCY                   |                |                 |
|___________________________________________|________________|________________ |

                                   PROSPECTUS



                                 OCTOBER 1, 1998

                               THE PERFORMA FUNDS





                       PERFORMA STRATEGIC VALUE BOND FUND
                        PERFORMA DISCIPLINED GROWTH FUND
                          PERFORMA SMALL CAP VALUE FUND
                           PERFORMA GLOBAL GROWTH FUND




















AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS        [OVER PCS, SPREADSHEETS AND PEOPLE]


     OVERVIEW......................................2
                                                                  [OVERVIEW TAB]


     FINANCIAL HIGHLIGHTS..........................6
                                                      [FINANCIAL HIGHLIGHTS TAB]


     GLOSSARY......................................7
                                                                  [GLOSSARY TAB]

[INVESTMENT ICON]
     INVESTMENT OBJECTIVES AND POLICIES............8
[INVESTMENT OBJECTIVES AND POLICY TAB]

[RISK ICON]
     RISK CONSIDERATIONS..........................12
                                                       [RISK CONSIDERATIONS TAB]


     COMMON POLICIES..............................14
                                                           [COMMON POLICIES TAB]


 .     MANAGEMENT OF THE FUNDS.....................15
                                                   [MANAGEMENT OF THE FUNDS TAB]


     HOW TO BUY AND SELL SHARES...................19
                                                [HOW TO BUY AND SELL SHARES TAB]


     DISTRIBUTIONS AND TAX MATTERS................21
                                             [DISTRIBUTIONS AND TAX MATTERS TAB]


    OTHER INFORMATION.............................22
                                                         [OTHER INFORMATION TAB]

2

--------------------------------------------------------------------------------
OVERVIEW        [SPREADSHEET]
--------------------------------------------------------------------------------

THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.


--------------------------------------------------------------------------------
THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

     FUND                                     OBJECTIVE                         PRIMARY
                                                                                INVESTMENT

     PERFORMA STRATEGIC VALUE                Total return by investing          Broad spectrum of
     BOND FUND                               primarily in income                investment grade securities.
                                             producing securities.

     PERFORMA DISCIPLINED                    Capital appreciation by            Stock of companies that
     GROWTH FUND                             investing primarily in             appear to possess above
                                             common stock of larger             average potential for growth.
                                             companies.

     PERFORMA SMALL CAP VALUE                Capital appreciation by            Stock of smaller companies
     FUND                                    investing primarily in             that appear undervalued.
                                             common stocks of smaller
                                             companies.

     PERFORMA GLOBAL GROWTH                  Long-term capital                  Stocks of companies located
     FUND                                    appreciation by investing          in developed, newly
                                             primarily in commmon stocks        industrialized, and emerging
                                             of established companies           markets.
                                             throughout the world,
                                             including the United States.

--------------------------------------------------------------------------------
 FUND STRUCTURES
--------------------------------------------------------------------------------

Instead of investing directly in a portfolio of securities, each Fund invests in 1 or more other funds identified in this prospectus as a Portfolio. The Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in portfolio securities.

                                                                               3
--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
                                                                  [OVERVIEW TAB]

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and Portfolios except Schroder Global Growth Portfolio. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets.

     SCHRODER CAPITAL MANAGEMENT INC. or SCHRODER is the investment adviser for Schroder Global Growth Portfolio. Schroder specializes in providing international investment advice. Investment subadvisers make investment decisions for the other Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest or a subadviser as an Adviser.

     The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.


--------------------------------------------------------------------------------
INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

     You may purchase or redeem shares without sales or other charges. The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

     Each Fund distributes to shareholders its net capital gain, if any, at least annually. THE DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.


--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------
[RISK ICON]
     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

     If you invest in Performa Strategic Value Bond Fund, the investment income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

4

     A decline in interest rates also may result in losses in the Fund's mortgage- and other asset-backed securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of the Fund to rise due to a drop in prepayments. A rise in average maturity increases the Fund's sensitivity to rising interest rates and potential for losses in value.

     The Fund also is subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest or principal on its obligations when due. The Fund seeks to limit its credit risk by investing primarily in debt securities that are highly rated by a nationally recognized statistical rating organization. The Fund's investments in securities that are not highly rated are subject to more credit risk.

     Performa Disciplined Growth Fund, Performa Small Cap Value Fund, and Performa Global Growth Fund are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

     Performa Small Cap Value Fund and Performa Global Growth Fund have additional risks because they invest in smaller and foreign issuers, respectively. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

--------------------------------------------------------------------------------
EXPENSES OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

     The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. The Funds do not impose transaction charges for purchasing, redeeming or exchanging shares. The Funds do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                              INVESTMENT                OTHER                 TOTAL FUND
                                                               ADVISORY                EXPENSES                OPERATING
                                                                 FEES             (after fee waivers           EXPENSES
                                                          (after fee waivers)        and expense
                                                                                    reimbursement)
                                                          -------------------        ------------             ---------

Performa Strategic Value Bond Fund                                 0.50%                0.35%                    0.85%
Performa Disciplined Growth Fund                                   0.90%                0.35%                    1.25%
Performa Small Cap Value Fund                                      0.95%                0.35%                    1.30%
Performa Global Growth Fund                                        0.00%                1.45%                    1.45%


EACH FUND BEARS ITS PRO RATA PORTION OF THE EXPENSES OF THE PORTFOLIO IN WHICH IT INVESTS. INVESTMENT ADVISORY FEES ARE THOSE INCURRED BY THE PORTFOLIOS. ABSENT WAIVERS, INVESTMENT ADVISORY FEES FOR PERFORMA GLOBAL GROWTH FUND WOULD BE 0.50%. OTHER EXPENSES REFLECT EXPENSE REIMBURSEMENTS. ABSENT EXPENSE REIMBURSEMENTS AND FEE WAIVERS, OTHER EXPENSES AND TOTAL OPERATING EXPENSES WOULD BE: PERFORMA STRATEGIC VALUE BOND FUND 1.49% AND 1.99%, PERFORMA DISCIPLINED GROWTH FUND 1.59% AND 2.49%, PERFORMA SMALL CAP VALUE FUND 2.64% AND 3.59% AND PERFORMA GLOBAL GROWTH FUND 15.23% AND 15.73%. EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MAY BE REDUCED OR ELIMINATED AT ANY TIME.

EXAMPLE
                                                                  [OVERVIEW TAB]

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                               ------     -------     -------     --------

Performa Strategic Value Bond Fund                               $9         $27         $47         $105
Performa Disciplined Growth Fund                                $13         $40         $69         $151
Performa Small Cap Value Fund                                   $13         $41         $71         $157
Performa Global Growth Fund                                     $15         $46         $79         $174


6

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS         [MAP]
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI.

                                                         PERFORMA          PERFORMA           PERFORMA           PERFORMA
                                                        STRATEGIC         DISCIPLINED        SMALL CAP         GLOBAL GROWTH
                                                        VALUE BOND        GROWTH FUND        VALUE FUND            FUND
                                                           FUND
                                                      -------------------------------------------------------------------------
                                                                              Period Ended May 31, 1998
                                                       ------------------------------------------------------------------------
Net Asset Value, Beginning of Period(a)                  $10.00             $10.00            $10.00             $10.00

Investment Operations
  Net Investment Income (Loss)                             0.34               0.01             (0.01)              0.03
  Net Realized and Unrealized Gain (Loss) on               0.27               0.44              0.17               0.60
                                                           ----               ----              ----               ----
      Investments
Total from Investment Operations                           0.61               0.45              0.16               0.63
                                                           ----               ----              ----               ----

Distributions From:
  Net Investment Income                                   (0.33)             (0.01)             --                 --
Net Asset Value, End of Period                           $10.28             $10.44            $10.16             $10.63

Total Return                                               6.20%              4.50%             1.60%              6.30%

Supplementary Data:
  Net Assets at End of Period (000's omitted)             $9,168            $12,325            $6,422             $1,066

Ratios to Average Net Assets (b)(c):
  Net Investment Income (loss)                            5.82%              0.14%             (0.56)%             0.68%
  Net Expenses                                            0.85%              1.25%              1.30%              1.45%
  (Expenses excluding reimbursement/waiver of             1.95%              2.44%              3.54%              9.82%
      fees)
Average Commission Rate Per Share(d)                       N/A              $0.0553            $0.0556           $0.0355
Portfolio Turnover Rate(e)                               134.56%             68.08%            79.43%             13.82%

--------------------------------------------------------------------------------

(a)  The Funds commenced operations on October 15, 1997.
(b)  Annualized.
(c)  Includes expenses allocated from the Portfolio in which the Fund invests.
(d) Represents the average commission per share paid to brokers on the purchase or sale of portfolio securities of the Portfolio in which the Fund invests.
(e)  Represents  the  activity  of the Portfolio in which the Fund  invests.

--------------------------------------------------------------------------------
GLOSSARY                 [MAP]
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                      [FINANCIAL HIGHLIGHTS TAB]
                                                                  [GLOSSARY TAB]

Term                                Definition
----                                ----------
BOARD                               The Board of Trustees of  Norwest  Advantage
                                    Funds.

DURATION A measure of a debt security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations generally are more volatile.

FUNDAMENTAL                         Requiring shareholder approval to change.

MARKET CAPITALIZATION               The  total  market  value  of  a   company's
                                    outstanding common stock.

NRSRO A nationally recognized statistical rating organization, such as S&P, that rates fixed-income securities and preferred stock by relative credit risk.

NON-INVESTMENT                      Grade  Neither rated at the time of purchase
                                    in 1 of the 4 highest long-term or 2 highest short-term ratings categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

RUSSELL 2000(R)INDEX                A     broad-based    index     of    smaller
                                    capitalization companies.

S&P                                 Standard & Poor's Corporation.

S&P 500 INDEX                       Standard  &  Poor's  500   Composite   Stock
                                    Price    Index,    an    index   of    large
                                    capitalization companies.

SAI                                 State of Additional Information.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. GOVERNMENT SECURITY            A   security   issued  or  guaranteed  as to
                                    principal    and    interest  by   the  U.S.
                                    Government,    its    agencies     or    its
                                    instrumentalities.

8

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES        [MAP]
--------------------------------------------------------------------------------

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section discusses these risks.

PERFORMA STRATEGIC VALUE BOND FUND
[OBJECTIVE ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total return by investing primarily in income producing securities.

     INVESTMENT POLICIES. The Fund invests in a broad range of fixed-income instruments in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

     The  Adviser  focuses  on  relative  value as  opposed  to  predicting  the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current-versus-historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

     The Fund particularly seeks strategic diversification. The Fund will not invest more than:

      *        75% of its total assets in corporate bonds;

      *        65% of its total assets in mortgage-backed securities;

      *        50% of its total assets in asset-backed securities; or

      * 25% of its total assets in a single industry of the corporate market.

     The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

     The Fund will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.


     The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

     The Fund may use options, swap agreements, interest rate caps, floors, and collars and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Credit Risk           Interest Rate Risk          Leverage Risk
           Market Risk           Prepayment Risk

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

PERFORMA DISCIPLINED GROWTH FUND
[OBJECTIVE ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of larger companies.

     INVESTMENT POLICIES. The Fund seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Fund invests in companies with average Market Capitalizations greater than $5 billion.

     The Fund seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Market Risk

10

PERFORMA SMALL CAP VALUE FUND
[OBJECTIVE ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of smaller companies.

     INVESTMENT POLICIES. The Fund seeks capital appreciation by investing in common stocks of smaller companies. The Fund will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index, which range from approximately $220 million to approximately $1.4 billion.

     The Fund seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Market Risk           Small Company Risk


PERFORMA GLOBAL GROWTH FUND
[OBJECTIVE ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks of established companies throughout the world, including the United States.

     INVESTMENT POLICIES. The Fund invests in common stocks of companies located in developed, newly industrialized, and emerging markets. The Fund normally invests at least 65% of its total assets in equity securities of companies located in at least four countries plus the United States. The Fund may invest in companies of any size, but generally is concentrated in companies that are large and, to a lesser extent, medium-sized for the particular market.

     The Adviser's investment process emphasizes stock selection and a fundamental company analysis. The Adviser seeks companies that it believes have a sustainable competitive advantage and a potential for growth that is generally undervalued by other investors. The Adviser considers historical growth rates and future growth prospects, management capability, competitive position in both domestic and export markets, and other factors.

     The Adviser seeks to add value by allocating the Fund's investments geographically. The Adviser selects countries it believes have a favorable long-term business environment in which adverse macroeconomic or political conditions are not likely to materially impede corporate growth. The Fund may invest more than 25% of its total assets in issuers located in a single country.

     The Fund may seek capital appreciation by investing in convertible or non-convertible debt securities. The Fund may invest in debt securities issued by corporations or financial institutions. The Fund also may invest in debt securities issued or guaranteed by international organizations that promote economic reconstruction or development.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     When selecting debt securities, the Adviser considers favorable changes in relative foreign exchange rates, relative interest rate levels, or the creditworthiness of issuers. The Adviser seeks income only incidentally to seeking capital appreciation. The Fund may invest in debt securities in order to participate in debt-to-equity conversion programs that are part of corporate reorganizations.

     The Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

     The Fund may use various derivative instruments including instruments such as options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk or enhance return.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
        Credit Risk                         Currency Rate Risk     Foreign Risk
        Geographic Concentration Risk       Interest Rate Risk     Leverage Risk
        Market Risk                         Prepayment Risk

12

--------------------------------------------------------------------------------
RISK CONSIDERATIONS                            [MAP]
--------------------------------------------------------------------------------

     This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Fund's principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

--------------------------------------------------------------------------------
CURRENCY RATE RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments. This risk may be greater for investments in emerging or developing markets.

--------------------------------------------------------------------------------
FOREIGN RISK
--------------------------------------------------------------------------------
[RISK ICON]
The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors' assets. This risk may be greater for investments in issuers in emerging or developing markets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.

--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

13


--------------------------------------------------------------------------------
LEVERAGE RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.

--------------------------------------------------------------------------------
MARKET RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.

--------------------------------------------------------------------------------
PREPAYMENT RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.
                                                       [RISK CONSIDERATIONS TAB]
--------------------------------------------------------------------------------
SMALL COMPANY RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.

14

--------------------------------------------------------------------------------
COMMON POLICIES                [MAP]
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.

--------------------------------------------------------------------------------
VOTING ISSUES
--------------------------------------------------------------------------------

     In determining the outcome of shareholder votes, the Funds and the other funds in the Funds' fund complex normally count votes on a share-by-share basis. This means that shareholders of funds in the fund complex with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the funds in the fund complex than do shareholders of funds with comparatively low net asset values.


--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITION
--------------------------------------------------------------------------------

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.


--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS                  [MAP]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except Schroder Global Growth Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for Schroder Global Growth Portfolio. In this capacity, Schroder makes investment decisions for and administers that Portfolio's investment program. Schroder Capital Management International Inc.'s address is 787 Seventh Avenue 34th Floor, New York, NY 10019.

     Norwest and certain of the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

     GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD, an investment advisory subsidiary of Norwest Band, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. Gaillard Capital Management, Inc.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

     SMITH ASSET MANAGEMENT GROUP, L.P. OR SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group's address is 300 Crescent Court, Suite 750, Dallas, TX 75201

                                                           [COMMON POLICIES TAB]
                                                   [MANAGEMENT OF THE FUNDS TAB]

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund's portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Portfolios. The list states the investment advisory fees on an annualized basis as a percentage of a Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

     Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Portfolios.

16

PERFORMA STRATEGIC VALUE BOND FUND
PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
SUBADVISER:                    GALLIARD
PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John  Huber  (1998),
                               and David Yim (1998).
ADVISORY FEE:                  0.50%


PERFORMA DISCIPLINED GROWTH FUND
PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO
SUBADVISER:                    SMITH
PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
ADVISORY FEE:                  0.90%


PERFORMA SMALL CAP VALUE FUND
PORTFOLIO:                     SMALL CAP VALUE PORTFOLIO
SUBADVISER:                    SMITH
PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
ADVISORY FEE:                  0.95%


PERFORMA GLOBAL GROWTH FUND
PORTFOLIO:                     SCHRODER  GLOBAL GROWTH PORTFOLIO
ADVISER:                       SCHRODER
PORTFOLIO MANAGERS:            Michael Perelstein (1997) and Paul Morris (1997).
ADVISORY FEE:                  0.50%


PORTFOLIO MANAGERS

Norwest Portfolio Managers:

     JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a Portfolio Manager and Director of Trading at Galliard since 1995 and has been in investment management since 1990.

     RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

     STEPHEN S. SMITH, associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

     DAVID YIM, associated with Norwest or its affiliates since 1995. Mr. Yim has been a Portfolio Manager and Director of Investment Research of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

SCHRODER PORTFOLIO MANAGERS:

     PAUL MORRIS, associated with Norwest or its affiliates since 1997. Mr. Morris has been a Senior Vice President of Schroder Capital Management International and a Director of Schroder since 1997. Prior to joining Schroder, Mr. Morris was Principal and Senior Portfolio Manager at Weiss Peck & Greer, L.L.C., Managing Director (Equity Division) of UBS Asset Management and an Equity Portfolio Manager at Chase Investors Management Group.

     MICHAEL PERELSTEIN, associated with Norwest or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroder since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

     Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in a Portfolio. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

     The Forum Financial Group of companies provide managerial, administrative, and underwriting services to the Funds. Norwest Bank acts as the Funds' transfer agent, dividend disbursing agent, and custodian.

BACKGROUND OF SMITH GROUP PERFORMANCE
                                                   [MANAGEMENT OF THE FUNDS TAB]

     The table below sets forth composite performance data for the dates indicated relating to the historical performance of certain separate accounts and mutual fund portfolios primarily managed by Stephen Smith, the portfolio manager of Disciplined Growth Portfolio and Small Cap Value Portfolio. The data illustrate the past performance of Mr. Smith in managing substantially similar accounts as measured against specified market indices. It does not represent the performance of the Portfolios. This performance data is not an indication of future performance of the Portfolios, the Smith Group or Mr. Smith.

     Mr. Smith's composites include all actual, fee-paying, discretionary institutional private accounts and mutual fund portfolios managed by Mr. Smith that have substantially the same investment objectives and policies. Mr. Smith's composite performance was calculated on a total return basis and includes all dividends and interest, accrued income, and realized and unrealized gain and loss. The data accounts for securities transactions on the trade date and uses accrual accounting.

     All returns reflect the deduction of the highest effective investment advisory fees, brokerage commissions, and execution costs paid by the Adviser's private accounts, without provision for federal or state income taxes. Returns include returns from cash

18

     and cash equivalents. Account fees vary depending on, among other things, the applicable fee schedule, portfolio size and nature of the account. Custodial fees, if any, were not included in the calculation. A schedule of Mr. Smith's fees is available on request.

     The monthly returns of Mr. Smith's composites combine the individual accounts' returns (calculated on a time-weighted rate of return) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

     The institutional private accounts included in Mr. Smith's composites are not subject to certain investment limitations, diversification requirements, specific tax restrictions, and investment limitations imposed on the Portfolios by the Investment Company Act of 1940 or the Internal Revenue Code. The performance results could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies.

     The composites are unaudited and do not represent the past performance of nor predict the future returns of the Portfolios or an individual investor investing in Performa Disciplined Growth Fund or Performa Small Cap Value Fund. The use of a methodology different from that used to calculate the performance could result in different performance data.



                                         MR. SMITH'S COMPOSITE FOR THE
                                           DISCIPLINED GROWTH STYLE(2)                S&P 500 INDEX(3)
--------------------------------------------------------------------------------------------------------
           1995                                     38.05%                                  37.54%
           1996                                     31.26%                                  22.99%
           1997                                     39.20%                                  33.34%
           1998 to Date(1)                          (6.06)%                                 (0.38)%
           1 Year(1)                                (2.36)%                                  8.09%
           3 Years(1)                               21.38%                                  21.72%
           Since Inception 1/1/95(1)                28.52%                                  24.66%




                                         MR. SMITH'S COMPOSITE FOR THE
                                             SMALL CAP VALUE STYLE                    RUSSELL 2000(4)
--------------------------------------------------------------------------------------------------------
           1997                                     22.38%                                  22.36%
           1998 Year to date (1)                   (18.84)%                                (22.07)%
           1 Year                                  (19.55)%                                (19.22)%
           Since Inception 11/1/96(1)                5.64%                                   0.93%




(1) Average annual return through August 31, 1998. Return for less than one year is not annualized.

(2) The composite returns consist of the total returns for the period January 1995 through August 31, 1998 of accounts for which Stephen S. Smith, now Chief Investment Officer of the Smith Group, served as the primary manager as described above, including the period January 1, 1995 - October 31, 1995, during which Mr. Smith was senior portfolio manager for another firm. The composite does not include the performance of other accounts not managed similarly to the Portfolio. Since November 1, 1995, when the Smith Group commenced operations, Mr. Smith has employed the same investment style in discretionary private accounts as he employed in the accounts described above. No other person played a significant part in achieving the prior performance of these accounts during Mr. Smith's tenure. The data for January 1, 1995 - October 31, 1995 is not, and should not be, construed as the performance data of Smith Group.

(3) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) The Russell 2000 Index is an unmanaged index consisting of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES     [GLOBE DESIGN WITH PEOPLE]
--------------------------------------------------------------------------------

     You may purchase Fund shares on "Fund Business Days" at a price equal to their net asset value next determined after receipt of your purchase order in proper form. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

--------------------------------------------------------------------------------
GENERAL PURCHASE INFORMATION
--------------------------------------------------------------------------------

     You may purchase shares only through certain financial institutions. The Funds' transfer agent processes all transactions in Fund shares. Please call 1-888-800-6748 for information about opening an account to purchase Fund shares.

     You may purchase and redeem Fund shares without a sales or redemption charge. Purchases of Fund shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers.

     Your shares may be held in your name or in the name of your financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares. The Funds are not responsible if your financial institution fails to carry out its obligations to you. There is normally a three-day settlement period for purchases and redemptions through broker-dealers.

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

--------------------------------------------------------------------------------
GENERAL REDEMPTION INFORMATION
--------------------------------------------------------------------------------
                                                [HOW TO BUY AND SELL SHARES TAB]

     You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

     Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

20

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers.

     Because of the cost of maintaining smaller accounts, the Performa Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAX MATTERS     [GLOBE DESIGN WITH PEOPLE]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions of net investment income are declared and paid monthly for Performa Strategic Value Bond Fund and annually for the other Funds. Each Fund distributes net capital gain, if any, at least annually.

     You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

* Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

*         Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another Fund. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution

--------------------------------------------------------------------------------
TAX MATTERS
--------------------------------------------------------------------------------

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Distributions reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. Performa Global Growth Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by Schroder Global Growth Portfolio. If you own shares of Performa Global Growth Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal income tax return.

                                             [DISTRIBUTIONS AND TAX MATTERS TAB]

22

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OTHER INFORMATION    [GLOBE DESIGN WITH PEOPLE]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

     Each Fund determines its net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e.,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

     The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

--------------------------------------------------------------------------------
ADDITIONAL  INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

     Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.








     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479, or by calling 1-800- 338-1348 or 1-612-667-8833.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881

                                                         [OTHER INFORMATION TAB]

Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040






















Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348


Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor


(c) 1998 NORWEST ADVANTAGE FUNDS
10/98                                                       [LOGO]